UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
JNL/Mellon Capital Management DowSM 10 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 9.9%
McDonald’s Corp.	481	$36,593
CONSUMER STAPLES - 19.7%
Kraft Foods Inc. - Class A	1,155	36,228
Procter & Gamble Co.	593	36,540

		72,768
HEALTH CARE - 29.6%
Johnson & Johnson	612	36,278
Merck & Co. Inc.	1,109	36,600
Pfizer Inc.	1,801	36,585

		109,463
INFORMATION TECHNOLOGY - 9.7%
Intel Corp.	1,773	35,758
MATERIALS - 10.1%
EI Du Pont de Nemours & Co.	678	37,247
TELECOMMUNICATION SERVICES - 20.6%
AT&T Inc. (d)	1,254	38,363
Verizon Communications Inc.	983	37,886

		76,249

Total Common Stocks (cost $355,702)		368,078

SHORT TERM INVESTMENTS - 0.9%
Investment Company - 0.1%
JNL Money Market Fund, 0.08% (a) (b)	263	263
Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	2,860	2,860
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	101	99

		2,959

Total Short Term Investments (cost $3,224)		3,222

Total Investments - 100.5% (cost $358,926)		371,300
Other Assets and Liabilities, Net - (0.5%)		(1,756)

Total Net Assets - 100.0%		$369,544

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 101.7%
CONSUMER DISCRETIONARY - 10.1%
CBS Corp.	1,137	$28,470
ENERGY - 40.5%
Baker Hughes Inc.	395	28,977
ConocoPhillips	350	27,917
Marathon Oil Corp.	543	28,923
Valero Energy Corp.	937	27,946

		113,763
FINANCIALS - 10.0%
Discover Financial Services	1,169	28,190
INDUSTRIALS - 41.1%
Caterpillar Inc.	257	28,631
Cummins Inc.	274	30,049

	Shares/Par	Value
Deere & Co.	298	28,838
Fluor Corp.	379	27,924

		115,442

Total Common Stocks (cost $278,061)		285,865

SHORT TERM INVESTMENTS - 0.0%
Securities Lending Collateral - 0.0%
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	10	9

Total Short Term Investments (cost $10)		9

Total Investments - 101.7% (cost $278,071)		285,874
Other Assets and Liabilities, Net - (1.7%)		(4,816)

Total Net Assets - 100.0%		$281,058

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 5.1%
	7,370	$15,666
Esprit Holdings Ltd.	2,372	10,886

		26,552
CONSUMER STAPLES - 6.5%
Kraft Foods Inc. - Class A	1,077	33,780
ENERGY - 9.5%
China Petroleum & Chemical Corp.	13,762	13,800
PetroChina Co. Ltd.	23,270	35,241

		49,041
FINANCIALS - 32.3%
Bank of China Ltd.	61,446	34,205
BOC Hong Kong Holdings Ltd.	10,806	35,217
China Construction Bank Corp. (c)	17,056	15,985
Industrial & Commercial Bank of China	18,688	15,520
Man Group Plc	8,374	33,032
RSA Insurance Group Plc	15,468	32,630

		166,589
HEALTH CARE - 13.2%
Merck & Co. Inc.	1,034	34,127
Pfizer Inc.	1,682	34,163

		68,290
INDUSTRIALS - 8.5%
BAE Systems Plc	6,424	33,480
Cathay Pacific Airways Ltd.	4,229	10,134

		43,614
INFORMATION TECHNOLOGY - 6.5%
Intel Corp.	1,653	33,342
TELECOMMUNICATION SERVICES - 17.9%
AT&T Inc. (d)	1,159	35,456
BT Group Plc	7,316	21,782
Verizon Communications Inc.	20	781
Vodafone Group Plc	12,038	34,085

		92,104

Total Common Stocks (cost $451,170)		513,312

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
SHORT TERM INVESTMENTS - 0.2%
Investment Company - 0.1%
JNL Money Market Fund, 0.08% (a) (b)	645	645
Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	176	176
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	140	136

		312

Total Short Term Investments (cost $961)		957

Total Investments - 99.7% (cost $452,131)		514,269
Other Assets and Liabilities, Net - 0.3%		1,731

Total Net Assets - 100.0%		$516,000

JNL/Mellon Capital Management Nasdaq® 25 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 29.1%
Bed Bath & Beyond Inc. (c)	191	$9,223
Dollar Tree Inc. (c)	92	5,134
Expedia Inc.	186	4,212
Liberty Media Corp. - Interactive (c)	420	6,733
O’Reilly Automotive Inc. (c)	103	5,899
Starbucks Corp.	546	20,172
Virgin Media Inc.	237	6,590
Wynn Resorts Ltd.	91	11,580

		69,543
CONSUMER STAPLES - 9.7%
Costco Wholesale Corp.	318	23,298
HEALTH CARE - 2.8%
Cerner Corp. (c)	61	6,772
INDUSTRIALS - 9.0%
Joy Global Inc.	76	7,524
PACCAR Inc. (d)	268	14,013

		21,537
INFORMATION TECHNOLOGY - 44.3%
Altera Corp.	230	10,144
Apple Inc. (c)	71	24,786
Autodesk Inc. (c)	168	7,400
BMC Software Inc. (c)	131	6,496
Broadcom Corp. (c)	336	13,248
Check Point Software Technologies Ltd. (c)	153	7,819
Fiserv Inc. (c)	110	6,883
KLA-Tencor Corp.	123	5,804
Lam Research Corp. (c)	90	5,090
Linear Technology Corp.	166	5,597
NetApp Inc. (c)	265	12,781

		106,048
MATERIALS - 2.4%
Sigma-Aldrich Corp.	89	5,676
TELECOMMUNICATION SERVICES - 2.1%
NII Holdings Inc. (c)	124	5,152

Total Common Stocks (cost $215,737)		238,026

	Shares/Par	Value
SHORT TERM INVESTMENTS - 1.1%
Investment Company - 0.5%
JNL Money Market Fund, 0.08% (a) (b)	1,167	1,167
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	1,171	1,171
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	154	151

		1,322

Total Short Term Investments (cost $2,492)		2,489

Total Investments - 100.5% (cost $218,229)		240,515
Other Assets and Liabilities, Net - (0.5%)		(1,156)

Total Net Assets - 100.0%		$239,359

JNL/Mellon Capital Management Value Line® 30 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 45.3%
Autoliv Inc.	609	$45,169
Dana Holding Corp. (c)	963	16,742
Deckers Outdoor Corp. (c)	265	22,789
Dillard’s Inc. (d)	399	15,998
Ford Motor Co. (c)	4,658	69,454
Fossil Inc. (c)	446	41,785
Magna International Inc.	1,504	72,058
Pier 1 Imports Inc. (c)	806	8,181
Sally Beauty Holdings Inc. (c)	1,256	17,593
Tenneco Inc. (c)	409	17,367
Timberland Co. (c)	317	13,093
TRW Automotive Holdings Corp. (c)	829	45,638

		385,867
ENERGY - 3.0%
RPC Inc. (d)	1,012	25,624
INDUSTRIALS - 5.1%
Avis Budget Group Inc. (c)	707	12,658
Sauer-Danfoss Inc. (c)	339	17,287
United Rentals Inc. (c)	416	13,856

		43,801
INFORMATION TECHNOLOGY - 20.6%
Atmel Corp. (c)	3,120	42,529
Cypress Semiconductor Corp. (c)	1,138	22,058
Fairchild Semiconductor International Inc. (c)	844	15,367
Finisar Corp. (c) (d)	553	13,615
Jabil Circuit Inc.	1,495	30,552
Power-One Inc. (c) (d)	763	6,675
RF Micro Devices Inc. (c)	1,891	12,123
TriQuint Semiconductor Inc. (c)	1,084	14,000
Vishay Intertechnology Inc. (c)	1,027	18,211

		175,130
MATERIALS - 21.4%
Cabot Corp.	449	20,774
Cliffs Natural Resources Inc.	929	91,287
Eastman Chemical Co.	495	49,134
Solutia Inc. (c)	836	21,231

		182,426

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
TELECOMMUNICATION SERVICES - 4.6%
MetroPCS Communications Inc. (c)	2,431	39,475

Total Common Stocks (cost $805,864)		852,323

SHORT TERM INVESTMENTS - 3.6%
Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	29,651	29,651
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	612	597

		30,248

Total Short Term Investments (cost $30,263)		30,248

Total Investments - 103.6% (cost $836,127)		882,571
Other Assets and Liabilities, Net - (3.6%)		(30,647)

Total Net Assets - 100.0%		$851,924

JNL/Mellon Capital Management DowSM Dividend Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 12.1%
Garmin Ltd. (d)	356	$12,058
Leggett & Platt Inc.	485	11,881
Mattel Inc.	432	10,759

		34,698
ENERGY - 4.5%
Chevron Corp.	121	12,991
FINANCIALS - 15.0%
Allstate Corp.	346	11,002
Cincinnati Financial Corp.	348	11,401
First Niagara Financial Group Inc. (d)	790	10,723
People’s United Financial Inc.	787	9,896

		43,022
HEALTH CARE - 3.8%
Eli Lilly & Co.	312	10,988
INDUSTRIALS - 20.5%
Avery Dennison Corp.	260	10,918
Eaton Corp.	217	12,056
Huntington Ingalls Industries Inc. (c)	28	1,179
Masco Corp.	872	12,134
Northrop Grumman Systems Corp.	170	10,684
RR Donnelley & Sons Co.	631	11,929

		58,900
MATERIALS - 4.4%
MeadWestvaco Corp.	422	12,794
TELECOMMUNICATION SERVICES - 7.4%
AT&T Inc.	373	11,402
CenturyTel Inc.	237	9,853

		21,255
UTILITIES - 31.6%
Alliant Energy Corp.	300	11,662
Dominion Resources Inc.	258	11,526
DTE Energy Co.	243	11,900
Edison International	284	10,379
Entergy Corp.	155	10,387
Integrys Energy Group Inc.	227	11,470
NiSource Inc.	626	12,014

	Shares/Par	Value
Pinnacle West Capital Corp.	266	11,371

		90,709

Total Common Stocks (cost $271,696)		285,357

SHORT TERM INVESTMENTS - 5.7%
Investment Company - 0.2%
JNL Money Market Fund, 0.08% (a) (b)	481	481
Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	14,994	14,994
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	703	686

		15,680

Total Short Term Investments (cost $16,178)		16,161

Total Investments - 105.0% (cost $287,874)		301,518
Other Assets and Liabilities, Net - (5.0%)		(14,303)

Total Net Assets - 100.0%		$287,215

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 13.1%
AutoZone Inc. (c)	62	$16,841
Family Dollar Stores Inc.	338	17,322
NetFlix Inc. (c) (d)	96	22,707

		56,870
CONSUMER STAPLES - 12.9%
Brown-Forman Corp.	242	16,504
Estee Lauder Cos. Inc.	208	20,078
Hershey Co.	357	19,383

		55,965
ENERGY - 12.3%
FMC Technologies Inc. (c)	190	17,951
Newfield Exploration Co. (c)	233	17,688
Occidental Petroleum Corp.	172	17,995

		53,634
FINANCIALS - 12.4%
Berkshire Hathaway Inc. (c)	211	17,635
Chubb Corp.	283	17,368
Torchmark Corp.	282	18,715

		53,718
HEALTH CARE - 12.2%
Biogen Idec Inc. (c)	252	18,490
CR Bard Inc.	184	18,281
Varian Medical Systems Inc. (c)	243	16,426

		53,197
INDUSTRIALS - 12.0%
Huntington Ingalls Industries Inc. (c)	43	1,792
Northrop Grumman Systems Corp.	259	16,242
United Parcel Service Inc.	231	17,184
WW Grainger Inc.	122	16,770

		51,988
INFORMATION TECHNOLOGY - 12.0%
Broadcom Corp. (c)	388	15,282
Texas Instruments Inc.	520	17,963

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
Xilinx Inc.	583	19,115

		52,360
MATERIALS - 12.3%
Ball Corp.	493	17,679
PPG Industries Inc.	201	19,131
Sherwin-Williams Co.	200	16,829

		53,639

Total Common Stocks (cost $401,592)		431,371

SHORT TERM INVESTMENTS - 0.9%
Investment Company - 0.8%
JNL Money Market Fund, 0.08% (a) (b)	3,386	3,386
Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	223	223

Total Short Term Investments (cost $3,609)		3,609

Total Investments - 100.1% (cost $405,201)		434,980
Other Assets and Liabilities, Net - (0.1%)		(287)

Total Net Assets - 100.0%		$434,693

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 26.0%
American Eagle Outfitters Inc.	1,401	$22,258
Cinemark Holdings Inc.	407	7,866
Darden Restaurants Inc.	476	23,377
Genuine Parts Co.	93	4,981
Thomson Reuters Corp.	560	21,963
Time Warner Cable Inc.	307	21,918
Time Warner Inc.	615	21,958
VF Corp.	228	22,420

		146,741
CONSUMER STAPLES - 24.3%
Clorox Co.	321	22,505
Colgate-Palmolive Co.	271	21,877
Dr. Pepper Snapple Group Inc.	573	21,299
Flowers Foods Inc.	211	5,747
General Mills Inc.	595	21,741
Kellogg Co.	407	21,952
PepsiCo Inc.	339	21,858

		136,979
ENERGY - 2.7%
Enbridge Inc.	145	8,910
Nordic American Tanker Shipping Ltd. (d)	250	6,208

		15,118
INDUSTRIALS - 13.4%
GATX Corp.	184	7,103
Huntington Ingalls Industries Inc. (c)	53	2,195
Northrop Grumman Systems Corp.	317	19,900
Republic Services Inc.	727	21,835
Watsco Inc.	350	24,417

		75,450
INFORMATION TECHNOLOGY - 7.8%
Diebold Inc.	624	22,123
National Semiconductor Corp.	1,513	21,697

		43,820

	Shares/Par	Value
MATERIALS - 23.3%
Bemis Co. Inc.	683	22,402
Commercial Metals Co.	649	11,216
Huntsman Corp.	357	6,201
International Paper Co.	781	23,576
Nucor Corp.	466	21,460
Olin Corp.	183	4,204
Packaging Corp. of America	375	10,835
RPM International Inc.	346	8,202
Sonoco Products Co.	638	23,112

		131,208
TELECOMMUNICATION SERVICES - 1.4%
Rogers Communications Inc. - Class B	216	7,849

Total Common Stocks (cost $540,507)		557,165

SHORT TERM INVESTMENTS - 2.9%
Investment Company - 0.5%
JNL Money Market Fund, 0.08% (a) (b)	2,544	2,544
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	13,612	13,612
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	188	183

		13,795

Total Short Term Investments (cost $16,344)		16,339

Total Investments - 101.8% (cost $556,851)		573,504
Other Assets and Liabilities, Net - (1.8%)		(10,109)

Total Net Assets - 100.0%		$563,395

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 14.4%
Aaron’s Inc.	148	$3,761
Arbitron Inc.	71	2,825
BJ’s Restaurants Inc. (c)	71	2,809
Cabela’s Inc. - Class A (c)	179	4,482
Citi Trends Inc. (c)	12	258
Coinstar Inc. (c)	80	3,664
Domino’s Pizza Inc. (c)	154	2,843
DSW Inc. (c)	42	1,668
G-III Apparel Group Ltd. (c)	29	1,076
Genesco Inc. (c)	64	2,562
Iconix Brand Group Inc. (c)	54	1,170
Jos. A. Bank Clothiers Inc. (c)	73	3,697
K12 Inc. (c)	80	2,689
Monro Muffler Brake Inc.	76	2,502
National Presto Industries Inc. (d)	9	1,021
Shuffle Master Inc. (c)	134	1,429
Steven Madden Ltd. (c)	70	3,292
Vitamin Shoppe Inc. (c)	30	1,031

		42,779
CONSUMER STAPLES - 6.0%
Andersons Inc.	22	1,064
Boston Beer Co. Inc. (c)	23	2,151
Darling International Inc. (c)	293	4,504
Diamond Foods Inc. (d)	56	3,128
PriceSmart Inc.	44	1,619
TreeHouse Foods Inc. (c)	47	2,659

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
United Natural Foods Inc. (c)	58	2,601

		17,726
ENERGY - 5.1%
Bill Barrett Corp. (c)	118	4,697
Bristow Group Inc. (c)	49	2,303
Hornbeck Offshore Services Inc. (c)	67	2,062
James River Coal Co. (c)	88	2,135
Knightsbridge Tankers Ltd.	61	1,517
Venoco Inc. (c)	151	2,578

		15,292
FINANCIALS - 7.5%
Acadia Realty Trust	29	551
Bank of the Ozarks Inc.	12	546
BGC Partners Inc.	182	1,687
Cardtronics Inc. (c)	63	1,287
Delphi Financial Group Inc. - Class A	34	1,031
Extra Space Storage Inc.	221	4,573
EZCORP Inc. - Class A (c)	121	3,793
Financial Engines Inc. (c)	65	1,778
First Financial Bancorp	50	831
Horace Mann Educators Corp.	34	573
Portfolio Recovery Associates Inc. (c)	25	2,129
Sovran Self Storage Inc.	23	915
Teton Advisors Inc. - Class A (d)	1	8
Texas Capital Bancshares Inc. (c)	96	2,502

		22,204
HEALTH CARE - 10.2%
Abaxis Inc. (c)	30	851
Accuray Inc. (c)	149	1,342
Computer Programs & Systems Inc.	16	1,040
Conmed Corp. (c)	43	1,133
Cyberonics Inc. (c)	51	1,609
Emergent BioSolutions Inc. (c)	50	1,220
Gentiva Health Services Inc. (c)	21	587
Hanger Orthopedic Group Inc. (c)	85	2,205
HMS Holdings Corp. (c)	17	1,353
Invacare Corp.	22	698
Medidata Solutions Inc. (c)	60	1,531
Molina Healthcare Inc. (c)	76	3,055
Neogen Corp. (c)	35	1,450
PSS World Medical Inc. (c)	44	1,206
Quidel Corp. (c) (d)	22	265
Universal American Corp. (c)	197	4,518
ViroPharma Inc. (c)	196	3,902
Zoll Medical Corp. (c)	54	2,423

		30,388
INDUSTRIALS - 18.4%
AAR Corp. (c)	24	656
AeroVironment Inc. (c)	54	1,906
AZZ Inc.	11	494
China Yuchai International Ltd. (c)	53	1,544
CIRCOR International Inc.	26	1,215
CoStar Group Inc. (c)	32	2,026
Cubic Corp.	35	1,986
EnerSys (c)	76	3,041
Forward Air Corp.	26	785
Franklin Electric Co. Inc.	36	1,654
GeoEye Inc. (c)	33	1,355
Great Lakes Dredge & Dock Corp.	144	1,099
Healthcare Services Group Inc.	57	1,003
HEICO Corp.	33	2,079
Hexcel Corp. (c)	257	5,063
II-VI Inc. (c)	81	4,050
Insperity Inc.	39	1,179
Kaman Corp.	41	1,450

	Shares/Par	Value
MasTec Inc. (c)	197	4,107
Middleby Corp. (c)	49	4,573
Moog Inc. - Class A (c)	38	1,723
Old Dominion Freight Line Inc. (c)	140	4,929
Orion Marine Group Inc. (c)	52	562
SFN Group Inc. (c)	127	1,789
Tennant Co.	29	1,203
Textainer Group Holdings Ltd.	62	2,304
Tutor Perini Corp. (c)	33	806

		54,581
INFORMATION TECHNOLOGY - 33.4%
ACI Worldwide Inc. (c)	49	1,595
Blackbaud Inc.	38	1,046
Cabot Microelectronics Corp. (c)	36	1,900
Cavium Networks Inc. (c)	118	5,310
Cognex Corp.	104	2,930
Cymer Inc. (c)	76	4,281
Diodes Inc. (c)	112	3,826
DTS Inc. (c)	26	1,206
Ebix Inc. (c)	99	2,344
Entegris Inc. (c)	333	2,923
EZchip Semiconductor Ltd. (c)	62	1,852
FEI Co. (c)	97	3,256
Hittite Microwave Corp. (c)	47	2,966
InterDigital Inc.	114	5,433
Ixia (c)	100	1,588
Kulicke & Soffa Industries Inc. (c)	177	1,659
Littelfuse Inc.	33	1,905
LivePerson Inc. (c)	129	1,636
MAXIMUS Inc.	46	3,727
Mercury Computer Systems Inc. (c)	46	967
MicroStrategy Inc. (c)	20	2,676
MKS Instruments Inc.	130	4,337
Newport Corp. (c)	54	970
Photronics Inc. (c)	134	1,199
Progress Software Corp. (c)	164	4,770
Radiant Systems Inc. (c)	99	1,749
Semtech Corp. (c)	159	3,976
SRA International Inc. - Class A (c)	117	3,307
STEC Inc. (c)	128	2,567
Synchronoss Technologies Inc. (c)	55	1,920
SYNNEX Corp. (c)	21	680
Syntel Inc.	61	3,181
Taleo Corp. (c)	102	3,646
Ultimate Software Group Inc. (c)	64	3,776
ViaSat Inc. (c) (d)	28	1,096
Wright Express Corp. (c)	102	5,267
Zebra Technologies Corp. - Class A (c)	43	1,678

		99,145
MATERIALS - 3.1%
Clearwater Paper Corp. (c)	29	2,339
Graham Packaging Co. Inc. (c)	73	1,264
Innophos Holdings Inc.	31	1,444
KapStone Paper and Packaging Corp. (c)	60	1,034
Koppers Holdings Inc.	15	636
Mesabi Trust	32	1,334
Stepan Co.	15	1,063

		9,114
TELECOMMUNICATION SERVICES - 0.2%
Consolidated Communications Holdings Inc.	25	461
UTILITIES - 1.0%
Avista Corp.	39	911
Black Hills Corp.	24	792

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
IDACORP Inc.	36	1,363

		3,066

Total Common Stocks (cost $263,745)		294,756

SHORT TERM INVESTMENTS - 4.4%
Investment Company - 0.3%
JNL Money Market Fund, 0.08% (a) (b)	887	887
Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	10,749	10,749
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	1,449	1,415

		12,164

Total Short Term Investments (cost $13,085)		13,051

Total Investments - 103.7% (cost $276,830)		307,807
Other Assets and Liabilities, Net - (3.7%)		(10,982)

Total Net Assets - 100.0%		$296,825

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 13.3%
Brown Shoe Co. Inc.	273	$3,335
Cabela’s Inc. (c)	430	10,755
Cato Corp. - Class A	186	4,552
Cheesecake Factory Inc. (c)	377	11,334
Cracker Barrel Old Country Store Inc.	149	7,324
DSW Inc. (c) (d)	105	4,204
Esprit Holdings Ltd.	9,658	44,326
Ford Motor Co. (c) (d)	4,099	61,109
G-III Apparel Group Ltd. (c)	125	4,692
Genesco Inc. (c)	148	5,959
Genuine Parts Co.	536	28,728
Hibbett Sports Inc. (c)	175	6,276
Iconix Brand Group Inc. (c)	463	9,954
iRobot Corp. (c)	165	5,417
Jos. A. Bank Clothiers Inc. (c)	176	8,951
K12 Inc. (c)	197	6,643
Life Time Fitness Inc. (c)	266	9,923
Maidenform Brands Inc. (c)	152	4,336
Marks & Spencer Group Plc	7,934	42,857
McDonald’s Corp.	897	68,222
Monro Muffler Brake Inc.	200	6,597
Pre-Paid Legal Services Inc. (c)	63	4,138
Steven Madden Ltd. (c)	176	8,241
Texas Roadhouse Inc. - Class A (c)	455	7,731
Thomson Reuters Corp.	738	28,950
Time Warner Cable Inc.	1,042	74,362

		478,916
CONSUMER STAPLES - 10.2%
Andersons Inc.	119	5,798
B&G Foods Inc.	304	5,706
Campbell Soup Co.	793	26,252
Clorox Co.	435	30,450
Darling International Inc. (c)	520	7,992
Diamond Foods Inc. (d)	139	7,761
General Mills Inc.	773	28,238
Hain Celestial Group Inc. (c)	276	8,895
HJ Heinz Co.	556	27,138
Kellogg Co.	539	29,071
Kraft Foods Inc. - Class A	3,642	114,199

	Shares/Par	Value
Ruddick Corp.	312	12,057
SUPERVALU Inc. (d)	2,860	25,538
Sysco Corp.	937	25,958
United Natural Foods Inc. (c)	306	13,727

		368,780
ENERGY - 9.4%
Chevron Corp.	754	81,037
ConocoPhillips	404	32,252
Enbridge Inc.	488	29,961
Frontline Ltd. (d)	1,084	26,843
James River Coal Co. (c) (d)	174	4,197
Knightsbridge Tankers Ltd. (d)	154	3,849
Lufkin Industries Inc.	191	17,895
National Oilwell Varco Inc.	1,023	81,099
Spectra Energy Corp.	1,101	29,919
Teekay Corp.	833	30,765

		337,817
FINANCIALS - 11.3%
American Equity Investment Life Holding Co.	369	4,837
American International Group Inc. (c) (d)	1,193	41,930
Bank of China Ltd.	87,021	48,441
BOC Hong Kong Holdings Ltd.	13,487	43,952
Cardtronics Inc. (c)	273	5,560
China Construction Bank Corp. (c)	51,190	47,975
CNA Surety Corp. (c)	285	7,206
Community Bank System Inc.	210	5,085
Extra Space Storage Inc.	555	11,484
EZCORP Inc. (c)	299	9,388
First Cash Financial Services Inc. (c)	195	7,520
FNB Corp.	725	7,645
Horace Mann Educators Corp.	267	4,478
Industrial & Commercial Bank of China	61,627	51,181
Man Group Plc	9,889	39,011
Portfolio Recovery Associates Inc. (c)	112	9,533
RSA Insurance Group Plc	23,400	49,363
Saul Centers Inc.	118	5,246
World Acceptance Corp. (c) (d)	99	6,452

		406,287
HEALTH CARE - 10.2%
Abbott Laboratories	574	28,150
Air Methods Corp. (c)	81	5,453
Cyberonics Inc. (c)	180	5,729
Emergent BioSolutions Inc. (c)	219	5,294
Hanger Orthopedic Group Inc. (c)	215	5,588
HealthSpring Inc. (c)	363	13,565
Johnson & Johnson	1,113	65,928
Merck & Co. Inc.	1,909	63,032
MWI Veterinary Supply Inc. (c)	80	6,491
Par Pharmaceutical Cos. Inc. (c)	225	6,996
Parexel International Corp. (c)	379	9,433
Pfizer Inc.	6,554	133,103
Universal American Corp. (c)	482	11,044
Zoll Medical Corp. (c)	143	6,428

		366,234
INDUSTRIALS - 21.7%
AirTran Holdings Inc. (c)	856	6,379
BAE Systems Plc	8,877	46,267
Blount International Inc. (c)	311	4,972
Caterpillar Inc.	735	81,794
CoStar Group Inc. (c) (d)	132	8,302
Cummins Inc.	626	68,576
Deere & Co.	829	80,300
Dolan Media Co. (c)	217	2,636
Eaton Corp.	1,356	75,179
EnerSys (c)	312	12,393

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
Franklin Electric Co. Inc.	149	6,894
General Electric Co.	6,274	125,792
GeoEye Inc. (c)	146	6,057
GT Solar International Inc. (c) (d)	956	10,188
HEICO Corp. (d)	86	5,358
Hexcel Corp. (c)	616	12,134
II-VI Inc. (c)	198	9,835
Lindsay Corp. (d)	79	6,232
Middleby Corp. (c)	117	10,892
Moog Inc. (c)	262	12,021
Old Dominion Freight Line Inc. (c)	356	12,509
Parker Hannifin Corp.	798	75,511
Raytheon Co.	595	30,256
Textainer Group Holdings Ltd.	308	11,447
Titan Machinery Inc. (c) (d)	111	2,806
Waste Management Inc.	747	27,906
Watsco Inc.	437	30,453

		783,089
INFORMATION TECHNOLOGY - 5.8%
Advent Software Inc. (c)	329	9,443
Ceva Inc. (c)	137	3,652
Checkpoint Systems Inc. (c)	253	5,681
Coherent Inc. (c)	159	9,250
Diebold Inc.	858	30,426
DTS Inc. (c)	110	5,137
Ebix Inc. (c) (d)	231	5,472
Hittite Microwave Corp. (c)	196	12,504
Interactive Intelligence Inc. (c)	111	4,281
InterDigital Inc. (d)	281	13,396
j2 Global Communications Inc. (c)	291	8,595
Littelfuse Inc.	143	8,160
LivePerson Inc. (c)	315	3,987
LTX-Credence Corp. (c)	306	2,798
Mellanox Technologies Ltd. (c)	218	5,509
Micrel Inc.	394	5,315
NetGear Inc. (c)	229	7,424
NetScout Systems Inc. (c)	270	7,375
Progress Software Corp. (c)	422	12,272
RightNow Technologies Inc. (c)	204	6,397
Sapient Corp. (c)	872	9,989
Smith Micro Software Inc. (c)	213	1,992
Synchronoss Technologies Inc. (c)	230	7,996
ViaSat Inc. (c)	262	10,445
Wright Express Corp. (c)	244	12,624

		210,120
MATERIALS - 7.1%
Balchem Corp.	183	6,880
Clearwater Paper Corp. (c)	72	5,877
EI Du Pont de Nemours & Co.	1,380	75,852
Innophos Holdings Inc.	139	6,394
KapStone Paper and Packaging Corp. (c)	298	5,108
MeadWestvaco Corp.	1,052	31,895
Nucor Corp.	628	28,889
RPM International Inc.	1,244	29,525
Sensient Technologies Corp.	316	11,315
Sonoco Products Co.	817	29,589
Southern Copper Corp.	564	22,712

		254,036
TELECOMMUNICATION SERVICES - 10.7%
AT&T Inc.	3,905	119,508
Qwest Communications International Inc.	9,043	61,764
Rogers Communications Inc. - Class B	794	28,910
Verizon Communications Inc.	3,207	123,599
Vodafone Group Plc	17,670	50,031

		383,812

	Shares/Par	Value
UTILITIES - 0.2%
El Paso Electric Co. (c)	270	8,200

Total Common Stocks (cost $3,326,458)		3,597,291

SHORT TERM INVESTMENTS - 5.0%
Investment Company - 0.1%
JNL Money Market Fund, 0.08% (a) (b)	4,544	4,544
Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	165,287	165,287
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	10,945	10,687

		175,974

Total Short Term Investments (cost $180,776)		180,518

Total Investments - 104.9% (cost $3,507,234)		3,777,809
Other Assets and Liabilities, Net - (4.9%)		(175,026)

Total Net Assets - 100.0%		$3,602,783

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 20.4%
Autoliv Inc.	37	$2,720
AutoZone Inc. (c)	7	1,991
Bed Bath & Beyond Inc. (c)	40	1,912
Brown Shoe Co. Inc.	20	240
Cabela’s Inc. (c)	30	740
Cato Corp. - Class A	12	291
Cheesecake Factory Inc. (c)	26	774
Cracker Barrel Old Country Store Inc.	10	512
Dana Holding Corp. (c)	58	1,010
Deckers Outdoor Corp. (c)	16	1,371
Dillard’s Inc. (d)	24	958
Dollar Tree Inc. (c)	19	1,046
DSW Inc. (c) (d)	7	298
Expedia Inc.	38	859
Family Dollar Stores Inc.	39	2,024
Ford Motor Co. (c)	282	4,209
Fossil Inc. (c)	27	2,525
G-III Apparel Group Ltd. (c)	9	324
Garmin Ltd. (d)	61	2,057
Genesco Inc. (c)	10	411
Hibbett Sports Inc. (c)	12	434
Iconix Brand Group Inc. (c)	31	675
iRobot Corp. (c)	11	374
Jos. A. Bank Clothiers Inc. (c)	12	614
K12 Inc. (c)	14	468
Leggett & Platt Inc.	83	2,034
Liberty Media Corp. - Interactive (c)	87	1,392
Life Time Fitness Inc. (c)	18	677
Magna International Inc.	91	4,364
Maidenform Brands Inc. (c)	10	298
Mattel Inc.	75	1,867
Monro Muffler Brake Inc.	13	433
NetFlix Inc. (c)	11	2,672
O’Reilly Automotive Inc. (c)	21	1,209
Pier 1 Imports Inc. (c)	50	504
Pre-Paid Legal Services Inc. (c) (d)	4	288
Sally Beauty Holdings Inc. (c)	75	1,057
Starbucks Corp.	113	4,166
Steven Madden Ltd. (c)	12	563
Tenneco Inc. (c)	25	1,047

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
Texas Roadhouse Inc. - Class A (c)	31	533
Timberland Co. (c)	19	788
TRW Automotive Holdings Corp. (c)	50	2,760
Virgin Media Inc.	49	1,354
Vivendi SA	87	2,481
Wynn Resorts Ltd.	19	2,405

		61,729
CONSUMER STAPLES - 5.2%
Andersons Inc.	8	400
B&G Foods Inc.	20	381
Brown-Forman Corp.	29	1,947
Costco Wholesale Corp.	65	4,790
Darling International Inc. (c)	36	553
Diamond Foods Inc. (d)	10	548
Estee Lauder Cos. Inc.	25	2,362
Hain Celestial Group Inc. (c)	19	597
Hershey Co.	42	2,272
Ruddick Corp.	21	824
United Natural Foods Inc. (c)	21	953

		15,627
ENERGY - 5.7%
Chevron Corp.	21	2,217
ENI SpA	107	2,639
FMC Technologies Inc. (c)	22	2,101
James River Coal Co. (c) (d)	12	300
Knightsbridge Tankers Ltd. (d)	11	265
Lufkin Industries Inc.	13	1,220
Newfield Exploration Co. (c)	27	2,083
Occidental Petroleum Corp.	20	2,088
RPC Inc.	61	1,547
Total SA	44	2,695

		17,155
FINANCIALS - 8.9%
Allstate Corp.	60	1,898
American Equity Investment Life Holding Co.	26	344
Banco Santander SA	223	2,593
Berkshire Hathaway Inc. (c)	24	2,047
Cardtronics Inc. (c)	19	384
Chubb Corp.	33	2,040
Cincinnati Financial Corp.	60	1,964
CNA Surety Corp. (c)	20	501
Community Bank System Inc. (d)	15	360
Credit Suisse Group AG	59	2,498
Extra Space Storage Inc.	38	784
EZCORP Inc. (c)	20	635
First Cash Financial Services Inc. (c)	14	523
First Niagara Financial Group Inc. (d)	135	1,828
FNB Corp.	49	522
Horace Mann Educators Corp.	17	283
People’s United Financial Inc.	136	1,710
Portfolio Recovery Associates Inc. (c)	7	635
Saul Centers Inc.	8	368
Torchmark Corp.	33	2,203
World Acceptance Corp. (c) (d)	7	456
Zurich Financial Services AG (c)	9	2,537

		27,113
HEALTH CARE - 6.4%
Air Methods Corp. (c)	6	377
AstraZeneca Plc	52	2,385
Biogen Idec Inc. (c)	29	2,146
Cerner Corp. (c)	13	1,391
CR Bard Inc.	21	2,122
Cyberonics Inc. (c)	13	398
Eli Lilly & Co.	54	1,912
Emergent BioSolutions Inc. (c)	16	375

	Shares/Par	Value
GlaxoSmithKline Plc	122	2,333
Hanger Orthopedic Group Inc. (c)	15	386
HealthSpring Inc. (c)	25	927
MWI Veterinary Supply Inc. (c)	6	451
Par Pharmaceutical Cos. Inc. (c)	16	494
Parexel International Corp. (c)	25	633
Universal American Corp. (c)	33	751
Varian Medical Systems Inc. (c)	28	1,914
Zoll Medical Corp. (c)	9	422

		19,417
INDUSTRIALS - 10.9%
AirTran Holdings Inc. (c)	61	451
Avery Dennison Corp.	45	1,887
Avis Budget Group Inc. (c)	42	756
Blount International Inc. (c)	22	344
CoStar Group Inc. (c) (d)	9	561
Dolan Media Co. (c)	13	153
Eaton Corp.	37	2,056
EnerSys (c)	21	849
Franklin Electric Co. Inc.	10	479
GeoEye Inc. (c)	10	396
GT Solar International Inc. (c) (d)	65	697
HEICO Corp. (d)	6	370
Hexcel Corp. (c)	42	831
Huntington Ingalls Industries Inc. (c)	10	413
II-VI Inc. (c)	14	678
Joy Global Inc.	16	1,555
Lindsay Corp. (d)	6	443
Masco Corp.	149	2,078
Middleby Corp. (c)	8	746
Moog Inc. (c)	18	819
Northrop Grumman Systems Corp.	60	3,747
Old Dominion Freight Line Inc. (c)	24	848
PACCAR Inc.	55	2,887
RR Donnelley & Sons Co.	108	2,038
Sauer-Danfoss Inc. (c)	20	1,011
Textainer Group Holdings Ltd. (d)	21	777
Titan Machinery Inc. (c) (d)	8	202
United Parcel Service Inc.	27	2,008
United Rentals Inc. (c)	25	829
WW Grainger Inc.	14	1,954

		32,863
INFORMATION TECHNOLOGY - 17.5%
Advent Software Inc. (c)	22	640
Altera Corp.	48	2,104
Apple Inc. (c)	15	5,097
Atmel Corp. (c)	191	2,603
Autodesk Inc. (c)	34	1,515
BMC Software Inc. (c)	27	1,335
Broadcom Corp. (c)	114	4,500
Ceva Inc. (c)	10	263
Check Point Software Technologies Ltd. (c)	32	1,621
Checkpoint Systems Inc. (c)	18	398
Coherent Inc. (c)	11	630
Cypress Semiconductor Corp. (c)	69	1,333
DTS Inc. (c)	8	357
Ebix Inc. (c) (d)	16	384
Fairchild Semiconductor International Inc. (c)	51	924
Finisar Corp. (c)	33	820
Fiserv Inc. (c)	22	1,409
Hittite Microwave Corp. (c)	14	871
Interactive Intelligence Inc. (c)	8	308
InterDigital Inc. (d)	19	915
j2 Global Communications Inc. (c)	20	582
Jabil Circuit Inc.	90	1,837
KLA-Tencor Corp.	25	1,194

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
Lam Research Corp. (c)	19	1,048
Linear Technology Corp.	34	1,142
Littelfuse Inc.	10	548
LivePerson Inc. (c)	23	287
LTX-Credence Corp. (c)	22	201
Mellanox Technologies Ltd. (c)	15	383
Micrel Inc.	27	369
NetApp Inc. (c)	55	2,633
NetGear Inc. (c)	16	519
NetScout Systems Inc. (c)	18	500
Nokia Oyj	228	1,953
Power-One Inc. (c) (d)	47	414
Progress Software Corp. (c)	29	835
RF Micro Devices Inc. (c)	113	724
RightNow Technologies Inc. (c)	14	452
Sapient Corp. (c)	59	677
Smith Micro Software Inc. (c)	15	143
Synchronoss Technologies Inc. (c)	16	556
Texas Instruments Inc.	61	2,095
TriQuint Semiconductor Inc. (c)	65	841
ViaSat Inc. (c)	18	709
Vishay Intertechnology Inc. (c)	62	1,099
Wright Express Corp. (c)	17	859
Xilinx Inc.	68	2,229

		52,856
MATERIALS - 7.6%
Balchem Corp.	13	478
Ball Corp.	58	2,075
Cabot Corp.	27	1,247
Clearwater Paper Corp. (c)	5	417
Cliffs Natural Resources Inc.	56	5,507
Eastman Chemical Co.	30	2,960
Innophos Holdings Inc.	10	442
KapStone Paper and Packaging Corp. (c)	21	353
MeadWestvaco Corp.	72	2,192
PPG Industries Inc.	23	2,221
Sensient Technologies Corp.	22	772
Sherwin-Williams Co.	23	1,966
Sigma-Aldrich Corp.	18	1,164
Solutia Inc. (c)	50	1,274

		23,068
TELECOMMUNICATION SERVICES - 7.6%
AT&T Inc.	65	1,983
CenturyTel Inc.	41	1,713
Deutsche Telekom AG	182	2,801
France Telecom SA	113	2,522
Koninklijke KPN NV (d)	161	2,739
MetroPCS Communications Inc. (c)	146	2,375
NII Holdings Inc. - Class B (c)	26	1,065
Telecom Italia SpA (d)	1,816	2,792
Telefonica SA	103	2,591
Vodafone Group Plc	907	2,569

		23,150
UTILITIES - 9.6%
Alliant Energy Corp.	51	1,993
Dominion Resources Inc.	44	1,970
DTE Energy Co.	42	2,034
E.ON AG	77	2,349
Edison International	49	1,805
El Paso Electric Co. (c)	18	559
Enel SpA	469	2,959
Entergy Corp.	27	1,807
GDF Suez	66	2,687
Integrys Energy Group Inc.	39	1,960
National Grid Plc	272	2,592

	Shares/Par	Value
NiSource Inc.	108	2,066
Pinnacle West Capital Corp.	46	1,958
RWE AG	35	2,252

		28,991

Total Common Stocks (cost $279,444)		301,969

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 0.3%
JNL Money Market Fund, 0.08% (a) (b)	948	948
Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	12,245	12,245
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	751	733

		12,978

Total Short Term Investments (cost $13,944)		13,926

Total Investments - 104.4% (cost $293,388)		315,895
Other Assets and Liabilities, Net - (4.4%)		(13,305)

Total Net Assets - 100.0%		$302,590

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 22.6%
Autoliv Inc.	84	$6,200
Bed Bath & Beyond Inc. (c)	89	4,314
Dana Holding Corp. (c)	131	2,279
Deckers Outdoor Corp. (c)	36	3,085
Dillard’s Inc. (d)	55	2,220
Dollar Tree Inc. (c)	43	2,361
Esprit Holdings Ltd.	843	3,869
Expedia Inc.	88	1,986
Ford Motor Co. (c)	639	9,530
Fossil Inc. (c)	61	5,736
Genuine Parts Co.	41	2,178
Liberty Media Corp. - Interactive (c)	194	3,104
Magna International Inc.	205	9,844
Marks & Spencer Group Plc	685	3,702
O’Reilly Automotive Inc. (c)	47	2,727
Pier 1 Imports Inc. (c)	112	1,132
Sally Beauty Holdings Inc. (c)	170	2,378
Starbucks Corp.	255	9,434
Tenneco Inc. (c)	56	2,362
Thomson Reuters Corp.	56	2,194
Timberland Co. (c)	44	1,823
TRW Automotive Holdings Corp. (c)	114	6,264
Virgin Media Inc.	110	3,050
Vivendi SA	190	5,432
Wynn Resorts Ltd.	43	5,437

		102,641
CONSUMER STAPLES - 6.5%
Campbell Soup Co.	60	1,986
Clorox Co.	32	2,249
Costco Wholesale Corp.	148	10,849
General Mills Inc.	59	2,141
HJ Heinz Co.	42	2,057
Kellogg Co.	40	2,162
Kraft Foods Inc. - Class A	127	3,992
SUPERVALU Inc. (d)	216	1,933

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
Sysco Corp.	71	1,964

		29,333
ENERGY - 5.8%
ConocoPhillips	30	2,383
Enbridge Inc.	36	2,225
ENI SpA	233	5,731
Frontline Ltd. (d)	82	2,035
RPC Inc.	138	3,484
Spectra Energy Corp.	82	2,221
Teekay Corp.	62	2,280
Total SA	96	5,854

		26,213
FINANCIALS - 9.0%
Banco Santander SA	481	5,584
Bank of China Ltd.	7,606	4,234
BOC Hong Kong Holdings Ltd.	1,164	3,792
China Construction Bank Corp. (c)	4,474	4,193
Credit Suisse Group AG	128	5,420
Industrial & Commercial Bank of China	5,385	4,472
Man Group Plc	854	3,370
RSA Insurance Group Plc	2,046	4,316
Zurich Financial Services AG (c)	20	5,510

		40,891
HEALTH CARE - 4.4%
Abbott Laboratories	44	2,134
AstraZeneca Plc	113	5,175
Cerner Corp. (c)	28	3,133
GlaxoSmithKline Plc	266	5,067
Pfizer Inc.	229	4,652

		20,161
INDUSTRIALS - 6.8%
Avis Budget Group Inc. (c)	98	1,754
BAE Systems Plc	776	4,047
General Electric Co.	219	4,397
Joy Global Inc.	35	3,484
PACCAR Inc.	126	6,580
Raytheon Co.	44	2,230
Sauer-Danfoss Inc. (c)	45	2,299
United Rentals Inc. (c)	58	1,917
Waste Management Inc.	57	2,111
Watsco Inc. (d)	32	2,257

		31,076
INFORMATION TECHNOLOGY - 17.6%
Altera Corp.	108	4,745
Apple Inc. (c)	33	11,544
Atmel Corp. (c)	432	5,882
Autodesk Inc. (c)	77	3,412
BMC Software Inc. (c)	60	3,006
Broadcom Corp. (c)	157	6,196
Check Point Software Technologies Ltd. (c)	71	3,606
Cypress Semiconductor Corp. (c)	154	2,987
Diebold Inc.	63	2,248
Fairchild Semiconductor International Inc. (c)	118	2,145
Finisar Corp. (c)	75	1,847
Fiserv Inc. (c)	51	3,173
Jabil Circuit Inc.	205	4,195
KLA-Tencor Corp.	57	2,691
Lam Research Corp. (c)	42	2,367
Linear Technology Corp.	77	2,577
NetApp Inc. (c)	125	6,002
Nokia Oyj	497	4,248
Power-One Inc. (c) (d)	106	931
RF Micro Devices Inc. (c)	262	1,677
TriQuint Semiconductor Inc. (c)	151	1,955

	Shares/Par	Value
Vishay Intertechnology Inc. (c)	140	2,480

		79,914
MATERIALS - 8.4%
Cabot Corp.	61	2,810
Cliffs Natural Resources Inc.	127	12,474
Eastman Chemical Co.	68	6,744
MeadWestvaco Corp.	78	2,355
Nucor Corp.	46	2,133
RPM International Inc.	94	2,238
Sigma-Aldrich Corp.	41	2,624
Solutia Inc. (c)	113	2,872
Sonoco Products Co.	61	2,197
Southern Copper Corp.	43	1,724

		38,171
TELECOMMUNICATION SERVICES - 12.7%
AT&T Inc.	135	4,124
Deutsche Telekom AG	395	6,085
France Telecom SA	246	5,521
Koninklijke KPN NV	349	5,948
MetroPCS Communications Inc. (c)	334	5,419
NII Holdings Inc. - Class B (c)	57	2,395
Rogers Communications Inc. - Class B	60	2,191
Telecom Italia SpA (d)	3,944	6,064
Telefonica SA	226	5,670
Verizon Communications Inc.	112	4,321
Vodafone Group Plc	3,509	9,935

		57,673
UTILITIES - 6.1%
E.ON AG	168	5,144
Enel SpA	1,020	6,428
GDF Suez	142	5,785
National Grid Plc	591	5,629
RWE AG	77	4,933

		27,919

Total Common Stocks (cost $431,067)		453,992

SHORT TERM INVESTMENTS - 1.7%
Investment Company - 0.0%
JNL Money Market Fund, 0.08% (a) (b)	174	174
Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	7,036	7,036
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	462	451

		7,487

Total Short Term Investments (cost $7,672)		7,661

Total Investments - 101.6% (cost $438,739)		461,653
Other Assets and Liabilities, Net - (1.6%)		(7,318)

Total Net Assets - 100.0%		$454,335

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 11.7%
Boyd Gaming Corp. (c) (d)	783	$7,337
Group 1 Automotive Inc. (d)	100	4,264
Helen of Troy Ltd. (c)	140	4,113
Meritage Homes Corp. (c)	187	4,519

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
Mohawk Industries Inc. (c)	147	8,993
Scholastic Corp. (d)	283	7,645
Standard Motor Products Inc.	301	4,168
Standard-Pacific Corp. (c) (d)	905	3,377
Zale Corp. (c) (d)	977	3,898

		48,314
CONSUMER STAPLES - 0.9%
Spartan Stores Inc.	244	3,608
ENERGY - 9.2%
Exterran Holdings Inc. (c)	349	8,272
Helix Energy Solutions Group Inc. (c)	687	11,818
Pioneer Drilling Co. (c)	474	6,546
Unit Corp. (c)	179	11,110

		37,746
FINANCIALS - 29.7%
American Financial Group Inc.	258	9,053
Apollo Investment Corp.	754	9,093
BancorpSouth Inc. (d)	523	8,088
Cathay General Bancorp	497	8,471
Delphi Financial Group Inc. - Class A	143	4,393
Duke Realty Corp.	670	9,385
Forestar Group Inc. (c)	216	4,099
HCC Insurance Holdings Inc.	288	9,030
Lexington Realty Trust (d)	519	4,854
Parkway Properties Inc. (d)	237	4,037
Pennsylvania Real Estate Investment Trust (d)	286	4,086
Pinnacle Financial Partners Inc. (c) (d)	308	5,096
Piper Jaffray Cos. (c)	119	4,919
Protective Life Corp.	313	8,321
Reinsurance Group of America Inc.	155	9,754
Selective Insurance Group	229	3,967
StanCorp Financial Group Inc.	185	8,529
Synovus Financial Corp. (d)	3,143	7,543

		122,718
HEALTH CARE - 10.5%
Amedisys Inc. (c) (d)	123	4,310
Amsurg Corp. (c)	198	5,046
Kindred Healthcare Inc. (c)	451	10,779
LifePoint Hospitals Inc. (c)	227	9,127
Omnicare Inc.	329	9,857
PharMerica Corp. (c)	363	4,156

		43,275
INDUSTRIALS - 12.7%
Federal Signal Corp. (c)	602	3,918
GATX Corp.	237	9,147
Harsco Corp.	293	10,331
SkyWest Inc. (d)	264	4,468
Trinity Industries Inc. (d)	312	11,427
Universal Forest Products Inc.	107	3,920
URS Corp. (c)	201	9,237

		52,448
INFORMATION TECHNOLOGY - 9.3%
Arris Group Inc. (c)	371	4,721
Arrow Electronics Inc. (c)	242	10,140
Ciber Inc. (c)	893	5,984
Convergys Corp. (c)	634	9,101
SYNNEX Corp. (c)	133	4,361
United Online Inc.	631	3,976

		38,283
MATERIALS - 4.7%
Headwaters Inc. (c)	902	5,322
Olympic Steel Inc.	144	4,721

	Shares/Par	Value
Reliance Steel & Aluminum Co.	163	9,437

		19,480
TELECOMMUNICATION SERVICES - 1.9%
Telephone & Data Systems Inc.	227	7,652
UTILITIES - 8.6%
Atmos Energy Corp.	268	9,122
CH Energy Group Inc.	84	4,265
El Paso Electric Co. (c)	151	4,592
NV Energy Inc.	594	8,847
Westar Energy Inc.	332	8,766

		35,592

Total Common Stocks (cost $366,263)		409,116

SHORT TERM INVESTMENTS - 10.3%
Investment Company - 0.9%
JNL Money Market Fund, 0.08% (a) (b)	3,638	3,638
Securities Lending Collateral - 9.4%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	38,781	38,781
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	250	245

		39,026

Total Short Term Investments (cost $42,669)		42,664

Total Investments - 109.5% (cost $408,932)		451,780
Other Assets and Liabilities, Net - (9.5%)		(39,242)

Total Net Assets - 100.0%		$412,538

JNL/Mellon Capital Management NYSE® International 25 Fund
COMMON STOCKS - 100.8%
CONSUMER DISCRETIONARY - 14.4%
Honda Motor Co. Ltd. - ADR (d)	131	$4,901
Panasonic Corp. - ADR	366	4,609
Sony Corp. - ADR (d)	145	4,600
Toyota Motor Corp. - ADR (d)	66	5,268

		19,378
ENERGY - 13.6%
EnCana Corp.	178	6,152
ENI SpA - ADR (d)	118	5,797
Repsol YPF SA - ADR	186	6,397

		18,346
FINANCIALS - 39.7%
AXA SA - ADR	312	6,523
Banco Santander SA - ADR	487	5,711
Barclays Plc - ADR (d)	314	5,698
Lloyds Banking Group Plc - ADR (c) (d)	1,256	4,646
Manulife Financial Corp. (d)	300	5,314
Mitsubishi UFJ Financial Group Inc. - ADR (d)	954	4,388
Mizuho Financial Group Inc. - ADR (c) (d)	1,376	4,569
National Bank of Greece SA (c) (d)	3,089	5,468
Sun Life Financial Inc.	171	5,389
UBS AG (c)	315	5,687

		53,393
MATERIALS - 4.1%
POSCO	48	5,477

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
TELECOMMUNICATION SERVICES - 21.5%
China Unicom Ltd. - ADR (d)	362	6,012
Deutsche Telekom AG - ADR (d)	403	6,217
France Telecom SA - ADR	245	5,511
Nippon Telegraph & Telephone Corp. - ADR (d)	225	5,060
Telecom Italia SpA - ADR	401	6,167

		28,967
UTILITIES - 7.5%
Korea Electric Power Corp. (c) (d)	382	4,676
Veolia Environnement - ADR	176	5,479

		10,155

Total Common Stocks (cost $132,185)		135,716

SHORT TERM INVESTMENTS - 17.1%
Securities Lending Collateral - 17.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	22,549	22,549
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	419	409

		22,958

Total Short Term Investments (cost $22,968)		22,958

Total Investments - 117.9% (cost $155,153)		158,674
Other Assets and Liabilities, Net - (17.9%)		(24,076)

Total Net Assets - 100.0%		$134,598

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 3.7%
Virgin Media Inc.	83	$2,309
FINANCIALS - 3.2%
Leucadia National Corp.	53	2,000
TELECOMMUNICATION SERVICES - 92.5%
AboveNet Inc. (c)	6	386
American Tower Corp. - Class A (c)	63	3,283
AT&T Inc.	569	17,401
CenturyTel Inc. (d)	37	1,544
Cincinnati Bell Inc. (c)	1	3
Crown Castle International Corp. (c)	70	2,991
Frontier Communications Corp.	280	2,299
Leap Wireless International Inc. (c)	18	281
Level 3 Communications Inc. (c)	386	567
MetroPCS Communications Inc. (c)	73	1,181
NII Holdings Inc. - Class B (c)	46	1,902
Qwest Communications International Inc.	213	1,453
SBA Communications Corp. (c)	31	1,212
Sprint Nextel Corp. (c)	700	3,248
Telephone & Data Systems Inc.	10	351
Telephone & Data Systems Inc. - Special Shares	10	299
tw telecom inc. (c)	37	714
US Cellular Corp. (c)	1	73
Verizon Communications Inc.	449	17,295
Windstream Corp.	133	1,709

		58,192

Total Common Stocks (cost $55,497)		62,501

	Shares/Par	Value
SHORT TERM INVESTMENTS - 3.5%
Investment Company - 1.4%
JNL Money Market Fund, 0.08% (a) (b)	843	843
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	1,196	1,196
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	125	122

		1,318

Total Short Term Investments (cost $2,164)		2,161

Total Investments - 102.9% (cost $57,661)		64,662
Other Assets and Liabilities, Net - (2.9%)		(1,800)

Total Net Assets - 100.0%		$62,862

JNL/Mellon Capital Management Consumer Brands Sector Fund

	$134,598	$134,598
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 74.2%
99 Cents Only Stores (c)	3	$51
Aaron’s Inc.	3	82
Abercrombie & Fitch Co. - Class A	4	236
Advance Auto Parts Inc.	4	253
Aeropostale Inc. (c)	4	95
Amazon.com Inc. (c)	16	2,879
American Eagle Outfitters Inc.	9	138
ANN Inc. (c)	3	75
Apollo Group Inc. - Class A (c)	6	244
Arbitron Inc.	1	47
Ascena Retail Group Inc. (c)	3	91
AutoNation Inc. (c) (d)	2	74
AutoZone Inc. (c)	1	327
Bally Technologies Inc. (c)	2	90
Bed Bath & Beyond Inc. (c)	12	556
Best Buy Co. Inc.	15	421
Big Lots Inc. (c)	3	146
Bob Evans Farms Inc.	1	48
Boyd Gaming Corp. (c) (d)	3	27
Brinker International Inc.	4	101
Buckle Inc. (d)	1	52
Cablevision Systems Corp. - Class A	11	368
Career Education Corp. (c) (d)	3	68
Carmax Inc. (c)	10	327
Carnival Corp.	19	716
Cato Corp. - Class A	1	31
CBS Corp. - Class B	28	708
CEC Entertainment Inc.	1	33
Cheesecake Factory Inc. (c)	2	75
Chico’s FAS Inc.	8	120
Childrens Place Retail Stores Inc. (c)	1	61
Chipotle Mexican Grill Inc. - Class A (c)	1	381
Choice Hotels International Inc.	2	59
Collective Brands Inc. (c) (d)	3	59
Comcast Corp. - Class A	93	2,308
Comcast Corp. - Special Class A	33	766
Cracker Barrel Old Country Store Inc.	1	50
CTC Media Inc.	2	57
Darden Restaurants Inc.	6	313
DeVry Inc.	3	149
Dick’s Sporting Goods Inc. (c)	4	166
Dillard’s Inc. - Class A (d)	2	77
DirecTV - Class A (c)	38	1,769

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
Discovery Communications Inc. - Class A (c)	6	248
Discovery Communications Inc. - Class C (c)	6	228
DISH Network Corp. - Class A (c)	10	232
Dollar Tree Inc. (c)	6	318
DreamWorks Animation SKG Inc. - Class A (c)	3	80
Expedia Inc.	9	204
Family Dollar Stores Inc.	5	279
Foot Locker Inc.	7	139
GameStop Corp. - Class A (c) (d)	7	154
Gannett Co. Inc.	11	162
Gap Inc.	16	360
Gaylord Entertainment Co. (c)	2	58
Genesco Inc. (c)	1	42
Group 1 Automotive Inc.	1	45
Guess? Inc.	3	118
H&R Block Inc.	14	233
Hillenbrand Inc.	3	60
Home Depot Inc.	74	2,749
HSN Inc. (c)	2	57
Hyatt Hotels Corp. - Class A (c)	2	73
International Game Technology	14	220
International Speedway Corp. - Class A	1	36
Interpublic Group of Cos. Inc. (c)	22	274
Interval Leisure Group Inc. (c)	2	29
ITT Educational Services Inc. (c) (d)	1	105
J.C. Penney Co. Inc.	9	341
Jack in the Box Inc. (c)	2	53
John Wiley & Sons Inc. - Class A	2	119
Kohl’s Corp.	12	662
Lamar Advertising Co. - Class A (c)	3	96
Las Vegas Sands Corp. (c)	20	859
Liberty Global Inc. (c)	5	206
Liberty Global Inc. - Class A (c) (d)	5	210
Liberty Media Corp. - Starz (c)	2	185
Liberty Media Corp. - Capital (c)	3	252
Liberty Media Corp. - Interactive (c)	25	407
Life Time Fitness Inc. (c)	2	71
Limited Brands Inc.	12	408
Live Nation Inc. (c)	7	67
Lowe’s Cos. Inc.	63	1,653
Macy’s Inc.	19	460
Madison Square Garden Inc. - Class A (c)	3	74
Marriott International Inc. - Class A	14	507
Matthews International Corp. - Class A	1	52
McDonald’s Corp.	47	3,593
McGraw-Hill Cos. Inc.	14	551
Men’s Wearhouse Inc.	2	63
Meredith Corp. (d)	2	58
MGM Resorts International (c)	15	191
Morningstar Inc.	1	57
NetFlix Inc. (c)	2	484
New York Times Co. - Class A (c) (d)	4	42
News Corp. - Class A	82	1,444
News Corp. - Class B	20	364
Nordstrom Inc.	8	349
O’Reilly Automotive Inc. (c)	6	361
Office Depot Inc. (c)	12	56
OfficeMax Inc. (c)	4	49
Omnicom Group Inc.	14	669
Orient-Express Hotels Ltd. - Class A (c)	4	51
Panera Bread Co. - Class A (c)	1	165
Papa John’s International Inc. (c)	1	28
Penn National Gaming Inc. (c)	3	114
PetSmart Inc.	5	221
PF Chang’s China Bistro Inc. (d)	1	49
Pinnacle Entertainment Inc. (c)	3	36
Priceline.com Inc. (c)	2	1,126
RadioShack Corp.	5	77

	Shares/Par	Value
Regal Entertainment Group - Class A	3	46
Regis Corp.	3	48
Rent-A-Center Inc.	3	101
Ross Stores Inc.	5	381
Royal Caribbean Cruises Ltd. (c)	6	253
Saks Inc. (c) (d)	5	61
Sally Beauty Holdings Inc. (c)	4	62
Scholastic Corp. (d)	1	27
Scientific Games Corp. - Class A (c)	3	29
Scripps Networks Interactive Inc. - Class A	4	201
Sears Holdings Corp. (c) (d)	2	176
Service Corp. International	11	127
Signet Jewelers Ltd. (c)	4	181
Six Flags Entertainment Corp.	1	82
Sonic Corp. (c)	3	25
Sotheby’s - Class A	3	160
Staples Inc.	33	642
Starbucks Corp.	34	1,245
Starwood Hotels & Resorts Worldwide Inc.	8	460
Strayer Education Inc. (d)	1	82
Target Corp.	29	1,454
Tiffany & Co.	6	349
Time Warner Cable Inc.	16	1,139
Time Warner Inc.	50	1,795
TJX Cos. Inc.	18	892
Tractor Supply Co.	3	195
Ulta Salon Cosmetics & Fragrance Inc. (c)	2	107
Urban Outfitters Inc. (c)	6	178
Vail Resorts Inc. (c)	2	83
Valassis Communications Inc. (c)	2	69
Viacom Inc. - Class B	25	1,170
Walt Disney Co.	80	3,464
Washington Post Co. - Class B (d)	—	102
Weight Watchers International Inc.	2	108
Wendy’s/Arby’s Group Inc.	15	73
Williams-Sonoma Inc.	4	174
WMS Industries Inc. (c)	3	93
Wyndham Worldwide Corp.	8	254
Wynn Resorts Ltd.	4	502
Yum! Brands Inc.	21	1,088

		55,755
CONSUMER STAPLES - 16.8%
BJ’s Wholesale Club Inc. (c)	2	122
Casey’s General Stores Inc.	2	70
Costco Wholesale Corp.	20	1,437
CVS Caremark Corp.	62	2,118
Kroger Co.	27	644
Rite Aid Corp. (c)	27	28
Ruddick Corp. (d)	2	72
Safeway Inc.	17	396
SUPERVALU Inc. (d)	9	84
Sysco Corp.	27	739
United Natural Foods Inc. (c)	2	87
Wal-Mart Stores Inc.	91	4,761
Walgreen Co.	42	1,684
Whole Foods Market Inc.	6	409

		12,651
HEALTH CARE - 3.2%
AmerisourceBergen Corp.	12	490
Cardinal Health Inc.	16	649
Chemed Corp.	1	72
McKesson Corp.	12	910
Omnicare Inc.	5	157
VCA Antech Inc. (c)	4	97

		2,375

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
INDUSTRIALS - 3.2%
Alaska Air Group Inc. (c)	2	107
AMR Corp. (c)	15	96
Avis Budget Group Inc. (c)	5	81
Copart Inc. (c)	3	146
Delta Air Lines Inc. (c)	38	370
Dun & Bradstreet Corp.	2	182
Hertz Global Holdings Inc. (c)	8	130
IHS Inc. - Class A (c) (d)	2	190
JetBlue Airways Corp. (c) (d)	11	68
Nielsen Holdings NV (c)	3	79
Rollins Inc.	3	68
SkyWest Inc. (d)	3	43
Southwest Airlines Co.	33	421
United Continental Holdings Inc. (c)	14	332
US Airways Group Inc. (c)	8	66

		2,379
INFORMATION TECHNOLOGY - 3.0%
Acxiom Corp. (c)	4	54
Dolby Laboratories Inc. - Class A (c)	2	119
eBay Inc. (c)	51	1,579
Factset Research Systems Inc.	2	201
GSI Commerce Inc. (c)	3	77
ValueClick Inc. (c)	4	56
WebMD Health Corp. - Class A (c) (d)	3	141

		2,227

Total Common Stocks (cost $63,494)		75,387

SHORT TERM INVESTMENTS - 2.2%
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	1,618	1,618
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	39	38

		1,656

Total Short Term Investments (cost $1,657)		1,656

Total Investments - 102.6% (cost $65,151)		77,043
Other Assets and Liabilities, Net - (2.6%)		(1,928)

Total Net Assets - 100.0%		$75,115

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 101.2%
FINANCIALS - 96.7%
ACE Ltd.	32	$2,100
Affiliated Managers Group Inc. (c)	5	532
AFLAC Inc.	45	2,379
Alexandria Real Estate Equities Inc.	5	413
Alleghany Corp. (c)	1	226
Allied World Assurance Co. Holdings Ltd. (c)	3	217
Allstate Corp.	47	1,489
AMB Property Corp.	16	575
American Campus Communities Inc.	7	216
American Capital Agency Corp. (d)	8	227
American Express Co.	102	4,599
American Financial Group Inc.	7	247
American International Group Inc. (c) (d)	12	418
American National Insurance Co.	1	95
Ameriprise Financial Inc.	23	1,407
Annaly Capital Management Inc.	74	1,292

	Shares/Par	Value
AON Corp.	28	1,504
Apartment Investment & Management Co. - Class A	11	288
Arch Capital Group Ltd. (c)	5	482
Argo Group International Holdings Ltd.	3	91
Arthur J Gallagher & Co.	10	309
Aspen Insurance Holdings Ltd.	7	194
Associated Banc-Corp (d)	17	254
Assurant Inc.	10	393
Assured Guaranty Ltd.	16	234
Astoria Financial Corp.	8	109
AvalonBay Communities Inc.	8	963
Axis Capital Holdings Ltd.	12	410
BancorpSouth Inc. (d)	7	107
Bank of America Corp.	744	9,916
Bank of Hawaii Corp.	4	211
Bank of New York Mellon Corp. (a)	119	3,543
BB&T Corp.	66	1,803
Berkshire Hathaway Inc. - Class B (c)	92	7,687
BioMed Realty Trust Inc.	13	242
BlackRock Inc.	9	1,790
BOK Financial Corp.	2	115
Boston Properties Inc.	13	1,264
Brandywine Realty Trust	12	148
BRE Properties Inc. - Class A	6	296
Brookfield Properties Corp.	25	438
Brown & Brown Inc.	11	287
Camden Property Trust	6	368
Capital One Financial Corp.	44	2,269
CapitalSource Inc.	26	185
Capitol Federal Financial Inc.	15	174
Cathay General Bancorp	7	120
CB Richard Ellis Group Inc. - Class A (c)	28	755
CBL & Associates Properties Inc.	13	234
Charles Schwab Corp.	92	1,666
Chimera Investment Corp.	99	392
Chubb Corp.	29	1,786
Cincinnati Financial Corp.	14	475
CIT Group Inc. (c)	17	722
Citigroup Inc. (c)	2,245	9,923
City National Corp.	4	245
CME Group Inc.	6	1,937
CNO Financial Group Inc. (c)	20	151
Colonial Properties Trust	7	128
Comerica Inc.	17	618
Commerce Bancshares Inc.	7	302
CommonWealth REIT	7	172
Corporate Office Properties Trust	6	215
Cullen/Frost Bankers Inc.	6	332
DCT Industrial Trust Inc.	17	95
Delphi Financial Group Inc. - Class A	5	151
Developers Diversified Realty Corp.	19	264
DiamondRock Hospitality Co.	15	170
Digital Realty Trust Inc. (d)	9	502
Discover Financial Services	52	1,260
Douglas Emmett Inc.	11	214
Duke Realty Corp.	24	340
DuPont Fabros Technology Inc. (d)	5	129
E*Trade Financial Corp. (c)	19	302
East West Bancorp Inc.	13	295
EastGroup Properties Inc.	2	100
Eaton Vance Corp.	11	365
Endurance Specialty Holdings Ltd.	4	204
Entertainment Properties Trust	4	201
Equity Lifestyle Properties Inc.	3	154
Equity Residential	26	1,483
Erie Indemnity Co. - Class A	3	185
Essex Property Trust Inc.	3	373

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
Everest Re Group Ltd.	5	448
Extra Space Storage Inc.	7	145
Federal Realty Investment Trust	6	474
Federated Investors Inc. - Class B (d)	9	248
Fidelity National Financial Inc. - Class A	22	316
Fifth Third Bancorp	87	1,204
First American Financial Corp.	9	147
First Financial Bankshares Inc. (d)	2	89
First Horizon National Corp.	24	273
First Midwest Bancorp Inc.	6	75
First Niagara Financial Group Inc.	20	273
FirstMerit Corp.	10	166
FNB Corp. (d)	12	124
Forest City Enterprises Inc. - Class A (c) (d)	12	223
Forestar Group Inc. (c)	3	54
Franklin Resources Inc.	15	1,819
Franklin Street Properties Corp. (d)	6	88
Fulton Financial Corp.	17	193
General Growth Properties Inc. (c)	37	580
Genworth Financial Inc. - Class A (c)	47	638
Glacier Bancorp Inc. (d)	6	92
Goldman Sachs Group Inc.	41	6,554
Greenhill & Co. Inc.	3	193
Hancock Holding Co. (d)	3	86
Hanover Insurance Group Inc.	4	178
Hartford Financial Services Group Inc.	43	1,150
Hatteras Financial Corp.	5	152
HCC Insurance Holdings Inc.	11	346
HCP Inc.	35	1,323
Health Care REIT Inc. (d)	17	871
Healthcare Realty Trust Inc.	5	123
Highwoods Properties Inc.	6	223
Home Properties Inc.	4	217
Horace Mann Educators Corp.	3	50
Hospitality Properties Trust	11	264
Host Hotels & Resorts Inc.	63	1,114
Howard Hughes Corp. (c)	3	230
Hudson City Bancorp Inc.	46	449
Huntington Bancshares Inc.	82	546
IberiaBank Corp.	2	137
IntercontinentalExchange Inc. (c)	7	872
International Bancshares Corp.	5	94
Invesco Ltd.	44	1,135
Investment Technology Group Inc. (c)	3	63
Janus Capital Group Inc.	18	223
Jefferies Group Inc. (d)	11	270
Jones Lang LaSalle Inc.	4	402
JPMorgan Chase & Co.	226	10,415
KBW Inc.	3	72
KeyCorp	82	732
Kilroy Realty Corp.	5	186
Kimco Realty Corp.	39	714
Knight Capital Group Inc. - Class A (c)	10	129
LaSalle Hotel Properties	7	185
Legg Mason Inc.	14	494
Lexington Realty Trust (d)	10	90
Liberty Property Trust (d)	11	357
Lincoln National Corp.	30	907
Loews Corp.	32	1,360
M&T Bank Corp.	11	930
Macerich Co.	12	599
Mack-Cali Realty Corp.	8	260
Markel Corp. (c)	1	390
Marsh & McLennan Cos. Inc.	50	1,498
Marshall & Ilsley Corp.	48	385
MB Financial Inc.	4	91
MBIA Inc. (c)	14	142
Mercury General Corp.	2	90

	Shares/Par	Value
MetLife Inc.	79	3,520
MF Global Holdings Ltd. (c)	13	108
MFA Financial Inc.	34	280
MGIC Investment Corp. (c) (d)	18	162
Mid-America Apartment Communities Inc.	3	194
Montpelier Re Holdings Ltd.	7	124
Moody’s Corp.	20	663
Morgan Stanley	132	3,612
MSCI Inc. - Class A (c)	12	430
NASDAQ OMX Group Inc. (c)	12	321
National Penn Bancshares Inc.	10	79
National Retail Properties Inc. (d)	7	191
Nationwide Health Properties Inc.	12	491
New York Community Bancorp Inc.	42	719
NewAlliance Bancshares Inc.	9	127
Northern Trust Corp.	23	1,178
NYSE Euronext	25	874
Old National Bancorp	7	74
Old Republic International Corp.	22	276
Omega Healthcare Investors Inc.	10	215
optionsXpress Holdings Inc. (c)	4	70
PacWest Bancorp	2	51
Park National Corp. (d)	1	70
PartnerRe Ltd.	7	535
People’s United Financial Inc.	36	448
Piedmont Office Realty Trust Inc.	16	315
Piper Jaffray Cos. (c)	2	64
Platinum Underwriters Holdings Ltd.	4	153
Plum Creek Timber Co. Inc.	15	663
PNC Financial Services Group Inc.	50	3,170
Popular Inc. (c)	93	270
Post Properties Inc.	4	165
Potlatch Corp.	3	138
Principal Financial Group Inc.	29	933
PrivateBancorp Inc.	5	80
ProAssurance Corp. (c)	3	177
Progressive Corp.	60	1,269
ProLogis	55	871
Prosperity Bancshares Inc.	4	172
Protective Life Corp.	8	210
Provident Financial Services Inc.	5	71
Prudential Financial Inc.	46	2,824
Public Storage	13	1,453
Radian Group Inc. (d)	11	72
Raymond James Financial Inc.	10	364
Rayonier Inc.	8	473
Realty Income Corp. (d)	11	392
Redwood Trust Inc. (d)	6	96
Regency Centers Corp.	7	325
Regions Financial Corp.	120	874
Reinsurance Group of America Inc.	7	437
RenaissanceRe Holdings Ltd.	5	357
RLI Corp.	2	88
SEI Investments Co.	15	367
Selective Insurance Group	6	98
Senior Housing Properties Trust	14	322
Signature Bank (c)	4	211
Simon Property Group Inc.	28	3,002
SL Green Realty Corp.	7	558
SLM Corp. (c)	46	710
St. Joe Co. (c) (d)	9	226
StanCorp Financial Group Inc.	4	198
State Street Corp.	48	2,159
Sterling Bancshares Inc.	11	92
Stifel Financial Corp. (c)	3	249
Sunstone Hotel Investors Inc. (c)	12	122
SunTrust Banks Inc.	46	1,336
Susquehanna Bancshares Inc.	12	108

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
SVB Financial Group (c)	4	230
Synovus Financial Corp. (d)	60	145
T. Rowe Price Group Inc.	25	1,632
Tanger Factory Outlet Centers Inc.	7	186
Taubman Centers Inc.	5	283
TCF Financial Corp.	12	188
TD Ameritrade Holding Corp.	23	473
TFS Financial Corp. (c)	7	77
Torchmark Corp.	8	525
Tower Group Inc.	3	82
Transatlantic Holdings Inc.	6	301
Travelers Cos. Inc.	41	2,452
Trustmark Corp. (d)	5	110
U.S. Bancorp	183	4,828
UDR Inc.	17	425
UMB Financial Corp.	3	109
Umpqua Holdings Corp.	10	115
United Bankshares Inc. (d)	4	101
Unitrin Inc.	4	120
Unum Group	31	806
Validus Holdings Ltd.	6	186
Valley National Bancorp	14	200
Ventas Inc.	15	799
Vornado Realty Trust	17	1,465
Waddell & Reed Financial Inc. - Class A	8	319
Washington Federal Inc.	10	171
Washington REIT	6	196
Webster Financial Corp.	7	151
Weingarten Realty Investors	11	271
Wells Fargo & Co.	327	10,374
Westamerica Bancorporation	3	134
White Mountains Insurance Group Ltd.	1	235
Whitney Holding Corp.	10	135
Willis Group Holdings Plc	16	658
Wintrust Financial Corp. (d)	3	129
WR Berkley Corp.	12	394
XL Group Plc	30	745
Zions Bancorporation	17	392

		195,614
INDUSTRIALS - 0.2%
Equifax Inc.	12	468
INFORMATION TECHNOLOGY - 3.7%
MasterCard Inc. - Class A	10	2,589
Visa Inc. - Class A	47	3,485
Western Union Co.	64	1,320

		7,394
MATERIALS - 0.6%
Weyerhaeuser Co.	51	1,263

Total Common Stocks (cost $171,280)		204,739

SHORT TERM INVESTMENTS - 2.2%
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	4,232	4,232
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	289	282

		4,514

Total Short Term Investments (cost $4,521)		4,514

Total Investments - 103.4% (cost $175,801)		209,253
Other Assets and Liabilities, Net - (3.4%)		(6,952)

Total Net Assets - 100.0%		$202,301

	Shares/Par	Value
JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 99.4%
HEALTH CARE - 99.4%
Abbott Laboratories	199	$9,776
Acorda Therapeutics Inc. (c)	5	116
Aetna Inc.	50	1,855
Alcon Inc. - ADR	10	1,629
Alere Inc. (c)	11	416
Alexion Pharmaceuticals Inc. (c)	12	1,154
Alkermes Inc. (c)	12	157
Allergan Inc.	40	2,814
Amedisys Inc. (c) (d)	4	128
American Medical Systems Holdings Inc. (c)	10	216
AMERIGROUP Corp. (c)	7	422
Amgen Inc. (c)	122	6,544
Amylin Pharmaceuticals Inc. (c)	16	187
Auxilium Pharmaceuticals Inc. (c) (d)	6	133
Baxter International Inc.	76	4,076
Beckman Coulter Inc.	9	751
Becton Dickinson & Co.	27	2,183
Bio-Rad Laboratories Inc. - Class A (c)	2	291
Biogen Idec Inc. (c)	30	2,169
BioMarin Pharmaceutical Inc. (c) (d)	13	327
Boston Scientific Corp. (c)	195	1,399
Bristol-Myers Squibb Co.	223	5,885
Brookdale Senior Living Inc. (c)	13	357
CareFusion Corp. (c)	29	817
Catalyst Health Solutions Inc. (c)	5	279
Celera Corp. (c)	10	78
Celgene Corp. (c)	61	3,514
Centene Corp. (c)	7	233
Cephalon Inc. (c) (d)	10	745
Cepheid Inc. (c)	8	229
Charles River Laboratories International Inc. (c)	8	297
CIGNA Corp.	35	1,571
Community Health Systems Inc. (c)	12	479
Cooper Cos. Inc.	6	409
Covance Inc. (c) (d)	8	448
Coventry Health Care Inc. (c)	19	597
Covidien Plc	64	3,328
CR Bard Inc.	12	1,202
Cubist Pharmaceuticals Inc. (c)	8	192
DaVita Inc. (c)	13	1,078
Dendreon Corp. (c)	18	684
Dentsply International Inc.	18	682
Edwards Lifesciences Corp. (c)	15	1,264
Eli Lilly & Co.	127	4,478
Emergency Medical Services Corp. - Class A (c)	4	239
Endo Pharmaceuticals Holdings Inc. (c)	13	500
Express Scripts Inc. (c)	64	3,535
Forest Laboratories Inc. (c)	37	1,196
Gen-Probe Inc. (c)	6	408
Genzyme Corp. (c)	33	2,501
Gilead Sciences Inc. (c)	103	4,377
Haemonetics Corp. (c)	3	205
Health Management Associates Inc. - Class A (c)	32	346
Health Net Inc. (c)	12	408
Healthsouth Corp. (c)	12	299
HealthSpring Inc. (c)	7	251
Henry Schein Inc. (c)	12	826
Hill-Rom Holdings Inc.	8	301

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
HMS Holdings Corp. (c)	3	283
Hologic Inc. (c)	34	752
Hospira Inc. (c)	22	1,192
Human Genome Sciences Inc. (c) (d)	24	651
Humana Inc. (c)	22	1,514
Idexx Laboratories Inc. (c) (d)	7	567
Illumina Inc. (c)	16	1,126
Immucor Inc. (c)	8	157
Incyte Corp. (c) (d)	15	235
InterMune Inc. (c)	6	292
Intuitive Surgical Inc. (c)	5	1,693
Invacare Corp.	4	120
Isis Pharmaceuticals Inc. (c)	12	105
Johnson & Johnson	354	20,980
Kinetic Concepts Inc. (c)	8	436
Laboratory Corp. of America Holdings (c)	13	1,204
Life Technologies Corp. (c)	24	1,276
LifePoint Hospitals Inc. (c)	7	281
Lincare Holdings Inc.	13	372
Magellan Health Services Inc. (c)	4	203
Masimo Corp. (c)	7	229
Medco Health Solutions Inc. (c)	55	3,071
Medicis Pharmaceutical Corp. - Class A	8	265
Mednax Inc. (c)	6	402
Medtronic Inc.	140	5,524
Merck & Co. Inc.	398	13,139
Mylan Inc. (c)	56	1,269
Myriad Genetics Inc. (c)	12	241
Nektar Therapeutics (c) (d)	14	137
NuVasive Inc. (c) (d)	5	121
Onyx Pharmaceuticals Inc. (c)	8	277
Owens & Minor Inc.	8	266
Par Pharmaceutical Cos. Inc. (c)	5	157
Parexel International Corp. (c)	8	187
Patterson Cos. Inc.	13	420
PDL BioPharma Inc.	19	110
Perrigo Co.	11	852
Pfizer Inc.	1,043	21,180
Pharmaceutical Product Development Inc.	14	391
PSS World Medical Inc. (c)	7	192
Quest Diagnostics Inc.	20	1,168
Regeneron Pharmaceuticals Inc. (c)	9	416
ResMed Inc. (c) (d)	20	587
Salix Pharmaceuticals Ltd. (c)	7	228
Savient Pharmaceuticals Inc. (c) (d)	8	87
Sirona Dental Systems Inc. (c)	6	294
St. Jude Medical Inc.	45	2,282
STERIS Corp.	7	239
Stryker Corp.	40	2,403
Talecris Biotherapeutics Holdings Corp. (c)	8	214
Techne Corp.	5	333
Teleflex Inc.	5	292
Tenet Healthcare Corp. (c)	61	456
Theravance Inc. (c) (d)	8	200
Thermo Fisher Scientific Inc. (c)	52	2,867
Thoratec Corp. (c)	7	192
United Therapeutics Corp. (c)	6	420
UnitedHealth Group Inc.	143	6,443
Universal Health Services Inc. - Class B	11	560
Varian Medical Systems Inc. (c)	15	1,045
Vertex Pharmaceuticals Inc. (c)	26	1,251
Warner Chilcott Plc - Class A (c)	15	340
Waters Corp. (c)	12	1,039
Watson Pharmaceuticals Inc. (c)	17	956
WellCare Health Plans Inc. (c)	5	226
WellPoint Inc.	51	3,564
West Pharmaceutical Services Inc.	4	190

	Shares/Par	Value
Zimmer Holdings Inc. (c)	26	1,562

Total Common Stocks (cost $179,217)		192,704

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding Inc. (c) (f)	2	—

Total Rights (cost $2)		—

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 1.1%
JNL Money Market Fund, 0.08% (a) (b)	2,274	2,274
Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	2,437	2,437
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	63	61

		2,498

Total Short Term Investments (cost $4,774)		4,772

Total Investments - 101.8% (cost $183,993)		197,476
Other Assets and Liabilities, Net - (1.8%)		(3,578)

Total Net Assets - 100.0%		$193,898

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 98.5%
ENERGY - 97.3%
Anadarko Petroleum Corp.	262	$21,499
Apache Corp.	193	25,288
Atwood Oceanics Inc. (c)	31	1,442
Baker Hughes Inc.	226	16,596
Berry Petroleum Co. - Class A	25	1,266
Bill Barrett Corp. (c)	21	848
Brigham Exploration Co. (c)	64	2,363
Bristow Group Inc. (c)	18	828
Cabot Oil & Gas Corp. - Class A	55	2,920
Cameron International Corp. (c)	130	7,420
CARBO Ceramics Inc. (d)	11	1,573
Carrizo Oil & Gas Inc. (c)	20	747
Chesapeake Energy Corp.	341	11,446
Chevron Corp.	1,037	111,393
Cimarex Energy Co.	45	5,132
Complete Production Services Inc. (c)	37	1,176
Comstock Resources Inc. (c) (d)	24	747
Concho Resources Inc. (c)	54	5,796
ConocoPhillips	708	56,506
Continental Resources Inc. (c)	16	1,136
Core Laboratories NV (d)	23	2,376
Denbury Resources Inc. (c)	213	5,209
Devon Energy Corp.	218	19,985
Diamond Offshore Drilling Inc. (d)	34	2,648
Dresser-Rand Group Inc. (c)	43	2,327
Dril-Quip Inc. (c)	16	1,233
El Paso Corp.	374	6,727
EOG Resources Inc.	134	15,857
EQT Corp.	80	4,010
EXCO Resources Inc.	89	1,847
Exterran Holdings Inc. (c) (d)	32	764
Exxon Mobil Corp.	2,618	220,265
FMC Technologies Inc. (c)	64	6,068

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
Forest Oil Corp. (c)	60	2,263
Frontier Oil Corp.	57	1,680
Global Industries Ltd. (c)	55	538
Halliburton Co.	481	23,986
Helix Energy Solutions Group Inc. (c)	57	988
Helmerich & Payne Inc. (d)	52	3,588
Hess Corp.	163	13,849
Holly Corp.	29	1,761
Key Energy Services Inc. (c) (d)	72	1,113
Kinder Morgan Inc. (c)	52	1,543
Lufkin Industries Inc.	16	1,469
Marathon Oil Corp.	377	20,094
McDermott International Inc. (c)	125	3,162
Murphy Oil Corp.	101	7,440
Nabors Industries Ltd. (c)	149	4,537
National Oilwell Varco Inc.	222	17,594
Newfield Exploration Co. (c)	72	5,437
Noble Corp.	134	6,105
Noble Energy Inc.	92	8,933
Occidental Petroleum Corp.	429	44,813
Oceaneering International Inc. (c)	28	2,525
Oil States International Inc. (c)	27	2,063
Parker Drilling Co. (c)	61	424
Patterson-UTI Energy Inc.	82	2,419
Penn Virginia Corp.	28	482
PetroHawk Energy Corp. (c)	162	3,982
Pioneer Natural Resources Co.	50	5,045
Plains Exploration & Production Co. (c)	72	2,622
Pride International Inc. (c)	86	3,682
QEP Resources Inc.	94	3,825
Quicksilver Resources Inc. (c)	68	979
Range Resources Corp.	86	5,004
Rosetta Resources Inc. (c)	29	1,357
Rowan Cos. Inc. (c)	66	2,900
SandRidge Energy Inc. (c)	201	2,571
Schlumberger Ltd.	706	65,854
SEACOR Holdings Inc. (c)	11	1,046
SM Energy Co.	33	2,481
Southern Union Co.	64	1,833
Southwestern Energy Co. (c)	185	7,936
Sunoco Inc.	63	2,857
Superior Energy Services Inc. (c)	41	1,691
Swift Energy Co. (c)	24	1,015
Tesoro Corp. (c)	77	2,062
Tetra Technologies Inc. (c)	43	655
Tidewater Inc.	28	1,702
Transocean Ltd. (c)	169	13,135
Ultra Petroleum Corp. (c)	82	4,032
Unit Corp. (c)	26	1,620
Valero Energy Corp.	300	8,945
Weatherford International Ltd. (c)	395	8,931
Whiting Petroleum Corp. (c)	63	4,623
Williams Cos. Inc.	309	9,626

		916,255
INDUSTRIALS - 0.1%
Chart Industries Inc. (c)	16	901
INFORMATION TECHNOLOGY - 0.6%
First Solar Inc. (c) (d)	30	4,745
SunPower Corp. - Class A (c) (d)	34	578
SunPower Corp. - Class B (c)	22	368

		5,691
UTILITIES - 0.5%
Energen Corp.	38	2,427

	Shares/Par	Value
OGE Energy Corp.	51	2,558

		4,985

Total Common Stocks (cost $740,280)		927,832

OTHER EQUITY INTERESTS - 0.0%
Atlas Energy Inc. Escrow (c) (e) (f)	37	4

Total Other Equity Interests (cost $0)		4

SHORT TERM INVESTMENTS - 3.1%
Investment Company - 1.9%
JNL Money Market Fund, 0.08% (a) (b)	17,641	17,641
Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	11,369	11,369
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	222	216

		11,585

Total Short Term Investments (cost $29,232)		29,226

Total Investments - 101.6% (cost $769,512)		957,062
Other Assets and Liabilities, Net - (1.6%)		(14,989)

Total Net Assets - 100.0%		$942,073

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 0.2%
Garmin Ltd. (d)	19	$639
HEALTH CARE - 0.7%
Allscripts-Misys Healthcare Solutions Inc. (c)	29	599
athenahealth Inc. (c) (d)	6	263
Cerner Corp. (c)	11	1,204
Quality Systems Inc. (d)	3	228

		2,294
INDUSTRIALS - 0.2%
Pitney Bowes Inc.	33	842
INFORMATION TECHNOLOGY - 99.5%
ACI Worldwide Inc. (c)	5	166
Acme Packet Inc. (c)	8	563
Adobe Systems Inc. (c)	79	2,615
ADTRAN Inc.	10	435
Advanced Micro Devices Inc. (c)	93	800
Advent Software Inc. (c)	5	131
Akamai Technologies Inc. (c)	29	1,093
Altera Corp.	51	2,228
Amdocs Ltd. (c)	30	871
Amkor Technology Inc. (c) (d)	16	105
Analog Devices Inc.	46	1,807
Ansys Inc. (c)	14	756
AOL Inc. (c)	17	324
Apple Inc. (c)	144	50,162
Applied Materials Inc.	208	3,255
Applied Micro Circuits Corp. (c)	11	114
Ariba Inc. (c)	15	527
Arris Group Inc. (c)	19	238
Aruba Networks Inc. (c)	14	470
Atheros Communications Inc. (c)	11	488
Atmel Corp. (c)	72	978
ATMI Inc. (c)	5	94

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
Autodesk Inc. (c)	36	1,594
Blackboard Inc. (c) (d)	5	175
BMC Software Inc. (c)	28	1,399
Brightpoint Inc. (c)	12	129
Broadcom Corp. - Class A (c)	77	3,020
Brocade Communications Systems Inc. (c)	69	425
CA Inc.	65	1,564
Cabot Microelectronics Corp. (c)	3	181
CACI International Inc. - Class A (c)	4	269
Cadence Design Systems Inc. (c)	45	435
Cavium Networks Inc. (c) (d)	7	293
Check Point Software Technologies Ltd. (c)	27	1,362
Ciena Corp. (c) (d)	15	398
Cisco Systems Inc.	868	14,882
Citrix Systems Inc. (c)	30	2,183
Cognizant Technology Solutions Corp. - Class A (c)	48	3,888
Computer Sciences Corp.	24	1,187
Compuware Corp. (c)	37	428
Comtech Telecommunications Corp.	4	114
Concur Technologies Inc. (c)	7	383
Corning Inc.	244	5,033
Cree Inc. (c) (d)	17	791
CSG Systems International Inc. (c)	6	113
Cymer Inc. (c)	4	230
Cypress Semiconductor Corp. (c)	25	477
Dell Inc. (c)	269	3,898
Diebold Inc.	10	358
Digital River Inc. (c)	6	218
DST Systems Inc.	6	314
Earthlink Inc.	17	131
Electronics for Imaging Inc. (c)	8	116
EMC Corp. (c)	320	8,489
Emulex Corp. (c)	13	135
Equinix Inc. (c)	7	637
F5 Networks Inc. (c)	12	1,266
Fair Isaac Corp.	6	200
Fairchild Semiconductor International Inc. (c)	19	343
Finisar Corp. (c)	13	309
Fortinet Inc. (c)	8	330
Gartner Inc. - Class A (c)	12	516
Google Inc. - Class A (c)	39	22,867
Harmonic Inc. (c)	17	160
Harris Corp.	21	1,018
Hewlett-Packard Co.	342	14,000
Hittite Microwave Corp. (c)	4	257
IAC/InterActiveCorp. (c) (d)	13	401
Informatica Corp. (c)	15	775
Ingram Micro Inc. - Class A (c)	24	495
Insight Enterprises Inc. (c)	8	129
Integrated Device Technology Inc. (c)	24	180
Intel Corp.	862	17,389
InterDigital Inc. (d)	7	346
Intermec Inc. (c)	8	84
International Business Machines Corp.	191	31,220
International Rectifier Corp. (c)	12	381
Intersil Corp. - Class A	18	219
Intuit Inc. (c)	45	2,383
j2 Global Communications Inc. (c)	6	191
JDA Software Group Inc. (c)	6	191
JDS Uniphase Corp. (c)	33	690
Juniper Networks Inc. (c)	82	3,454
KLA-Tencor Corp.	27	1,259
Lam Research Corp. (c) (d)	19	1,092
Lexmark International Inc. - Class A (c)	12	441
Linear Technology Corp.	33	1,099
LSI Corp. (c)	97	660
Marvell Technology Group Ltd. (c)	85	1,316

	Shares/Par	Value
Maxim Integrated Products Inc.	46	1,166
MEMC Electronic Materials Inc. (c)	34	446
Mentor Graphics Corp. (c)	16	232
Microchip Technology Inc. (d)	29	1,098
Micron Technology Inc. (c)	138	1,581
Micros Systems Inc. (c)	12	610
Microsemi Corp. (c)	14	289
Microsoft Corp.	1,173	29,753
Motorola Mobility Holdings Inc. (c)	47	1,147
Motorola Solutions Inc. (c)	47	2,117
National Semiconductor Corp.	39	566
NCR Corp. (c)	24	456
NetApp Inc. (c)	57	2,748
NetLogic Microsystems Inc. (c)	9	380
Novell Inc. (c)	51	302
Novellus Systems Inc. (c)	14	525
Nuance Communications Inc. (c)	36	706
Nvidia Corp. (c)	92	1,702
Omnivision Technologies Inc. (c)	8	278
ON Semiconductor Corp. (c)	64	627
Oracle Corp.	601	20,055
Parametric Technology Corp. (c)	18	406
Plantronics Inc.	8	296
PMC - Sierra Inc. (c)	39	289
Polycom Inc. (c)	13	660
Progress Software Corp. (c)	11	323
QLogic Corp. (c)	16	297
QUALCOMM Inc.	257	14,112
Quest Software Inc. (c)	9	231
Rackspace Hosting Inc. (c) (d)	17	708
Rambus Inc. (c) (d)	18	352
Red Hat Inc. (c)	30	1,357
RF Micro Devices Inc. (c)	45	289
Riverbed Technology Inc. (c)	23	881
Rovi Corp. (c)	16	856
SAIC Inc. (c)	58	984
Salesforce.com Inc.	19	2,504
SanDisk Corp. (c)	36	1,652
SAVVIS Inc. (c)	6	219
Seagate Technology (c)	72	1,039
Semtech Corp. (c)	9	226
Silicon Laboratories Inc. (c)	7	283
Skyworks Solutions Inc. (c)	30	969
Solera Holdings Inc.	11	541
Sonus Networks Inc. (c)	36	136
SRA International Inc. - Class A (c) (d)	7	194
SuccessFactors Inc. (c)	12	466
Symantec Corp. (c)	122	2,260
Synaptics Inc. (c) (d)	5	140
Synopsys Inc. (c)	23	626
Tech Data Corp. (c)	7	360
Tekelec (c)	10	82
Tellabs Inc.	54	284
Teradata Corp. (c)	26	1,298
Teradyne Inc. (c)	29	510
Tessera Technologies Inc. (c)	9	156
Texas Instruments Inc.	184	6,352
TIBCO Software Inc. (c)	27	735
TriQuint Semiconductor Inc. (c)	26	334
Unisys Corp. (c)	6	183
United Online Inc.	15	94
Varian Semiconductor Equipment Associates Inc. (c)	11	552
VeriFone Holdings Inc. (c)	13	729
VeriSign Inc. (c)	28	1,003
ViaSat Inc. (c)	6	236
VMware Inc. - Class A (c)	12	996
Websense Inc. (c)	6	143

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2011

	Shares/Par	Value
Western Digital Corp. (c)	35	1,308
Xerox Corp.	219	2,330
Xilinx Inc.	40	1,304
Yahoo! Inc. (c)	192	3,203

		351,402

Total Common Stocks (cost $293,828)		355,177

SHORT TERM INVESTMENTS - 1.3%
Investment Company - 0.1%
JNL Money Market Fund, 0.08% (a) (b)	277	277
Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.31% (a) (b)	4,180	4,180
Securities Lending Liquidating Fund LLC, 0.33% (a) (b)	48	47

		4,227

Total Short Term Investments (cost $4,505)		4,504

Total Investments - 101.9% (cost $298,333)		359,681
Other Assets and Liabilities, Net - (1.9%)		(6,652)

Total Net Assets - 100.0%		$353,029

See accompanying Notes to the Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2011.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(f)	Security fair valued in good faith in accordance with the procedures established by the Funds’ Board of Managers. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

Abbreviations:

ADR - American Depositary Receipt

Investments in Affiliates - At March 31, 2011, certain Funds invested in money market funds, which are managed by Jackson National Asset Management, LLC, (“JNAM” or “Adviser”). The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian. The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser. The following table details the JNL/Mellon Capital Management Financial Sector Fund’s long-term investments in affiliates held at March 31, 2011.

Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
Bank of New York Mellon Corp.	$3,267	$540	$210	$10	$16	$3,543

The following table details cash management investments in affiliates held at March 31, 2011. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2011.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Management Dow 10 Fund	$604	$263	$—
JNL/Mellon Capital Management S&P 10 Fund	136	—	—
JNL/Mellon Capital Management Global 15 Fund	184	645	—
JNL/Mellon Capital Management Nasdaq 25 Fund	1,343	1,167	—
JNL/Mellon Capital Management Value Line 30 Fund	5,799	—	1
JNL/Mellon Capital Management Dow Dividend Fund	526	481	—
JNL/Mellon Capital Management S&P 24 Fund	2,131	3,386	1
JNL/Mellon Capital Management 25 Fund	1,421	2,544	—
JNL/Mellon Capital Management Select Small-Cap Fund	1,017	887	—
JNL/Mellon Capital Management JNL 5 Fund	5,688	4,544	1
JNL/Mellon Capital Management VIP Fund	1,456	948	—
JNL/Mellon Capital Management JNL Optimized 5 Fund	829	174	—
JNL/Mellon Capital Management S&P SMid 60 Fund	7,698	3,638	1
JNL/Mellon Capital Management NYSE International 25 Fund	137	—	—
JNL/Mellon Capital Management Communications Sector Fund	751	843	—
JNL/Mellon Capital Management Consumer Brands Sector Fund	398	—	—
JNL/Mellon Capital Management Financial Sector Fund	1,519	—	—
JNL/Mellon Capital Management Healthcare Sector Fund	522	2,274
JNL/Mellon Capital Management Oil & Gas Sector Fund	4,469	17,641	2
JNL/Mellon Capital Management Technology Sector Fund	1,977	277	1

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily. Any shortfalls are adjusted the next business day. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPM Chase serves as custodian and securities lending agent to the Funds. The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser. As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the Investment Company Act of 1940, as amended (“1940 Act”), and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are only offered to the Funds and JNAM affiliated Funds.

Short-term securities in the Securities Lending Cash Collateral Fund LLC and securities maturing within 60 days in Securities Lending Liquidating LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. Securities that are not valued at amortized cost in the Securities Lending Liquidating Fund LLC are generally valued based on prices furnished by pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The securities lending collateral funds, which provide daily liquidity, are valued at the daily reported NAV of the funds, as a practical expedient, as of the close of the NYSE on each valuation date. Other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures adopted by the Funds’ Board of Managers (“Board” or “Managers”). Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value of an investment. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national exchange, investments in mutual funds or securities lending collateral, which are valued as a practical expedient at its daily reported NAV. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. There were no indirect observable inputs used to value Level 2 securities during the period. Level 2 includes securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit ratings spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are otherwise not available. Significant transfers between Level 1 and Level 2 valuations during the period ended March 31, 2011, related to certain Fund’s using an independent statistical fair value model pricing service to value certain foreign securities. In instances when criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations. In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria existed as of December 31, 2010 and did not exist at March 31, 2011 and therefore, certain foreign investments were valued as Level 2 valuations at December 31, 2010 and level 1 at March 31, 2011. There were no significant transfers into or out of Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2011 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Dow 10 Fund
Common Stocks	$368,078	$—	$—	$368,078
Short Term Investments	3,222	—	—	3,222

Fund Total	$371,300	$—	$—	$371,300
JNL/Mellon Capital Management S&P 10 Fund
Common Stocks	$285,865	$—	$—	$285,865
Short Term Investments	9	—	—	9

Fund Total	$285,874	$—	$—	$285,874
JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$513,312	$—	$—	$513,312
Short Term Investments	957	—	—	957

Fund Total	$514,269	$—	$—	$514,269
JNL/Mellon Capital Management Nasdaq 25 Fund
Common Stocks	$238,026	$—	$—	$238,026
Short Term Investments	2,489	—	—	2,489

Fund Total	$240,515	$—	$—	$240,515
JNL/Mellon Capital Management Value Line 30 Fund
Common Stocks	$852,323	$—	$—	$852,323
Short Term Investments	30,248	—	—	30,248

Fund Total	$882,571	$—	$—	$882,571
JNL/Mellon Capital Management Dow Dividend Fund
Common Stocks	$285,357	$—	$—	$285,357
Short Term Investments	16,161	—	—	16,161

Fund Total	$301,518	$—	$—	$301,518

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management S&P 24 Fund
Common Stocks	$431,371	$—	$—	$431,371
Short Term Investments	3,609	—	—	3,609

Fund Total	$434,980	$—	$—	$434,980
JNL/Mellon Capital Management 25 Fund
Common Stocks	$557,165	$—	$—	$557,165
Short Term Investments	16,339	—	—	16,339

Fund Total	$573,504	$—	$—	$573,504
JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks	$294,756	$—	$—	$294,756
Short Term Investments	13,051	—	—	13,051

Fund Total	$307,807	$—	$—	$307,807
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$3,597,291	$—	$—	$3,597,291
Short Term Investments	180,518	—	—	180,518

Fund Total	$3,777,809	$—	$—	$3,777,809
JNL/Mellon Capital Management VIP Fund
Common Stocks	$301,969	$—	$—	$301,969
Short Term Investments	13,926	—	—	13,926

Fund Total	$315,895	$—	$—	$315,895
JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks	$453,992	$—	$—	$453,992
Short Term Investments	7,661	—	—	7,661

Fund Total	$461,653	$—	$—	$461,653
JNL/Mellon Capital Management S&P SMid 60 Fund
Common Stocks	$409,116	$—	$—	$409,116
Short Term Investments	42,664	—	—	42,664

Fund Total	$451,780	$—	$—	$451,780
JNL/Mellon Capital Management NYSE International 25 Fund
Common Stocks	$135,716	$—	$—	$135,716
Short Term Investments	22,958	—	—	22,958

Fund Total	$158,674	$—	$—	$158,674
JNL/Mellon Capital Management Communications Sector Fund
Common Stocks	$62,501	$—	$—	$62,501
Short Term Investments	2,161	—	—	2,161

Fund Total	$64,662	$—	$—	$64,662
JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	$75,387	$—	$—	$75,387
Short Term Investments	1,656	—	—	1,656

Fund Total	$77,043	$—	$—	$77,043
JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$204,739	$—	$—	$204,739

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2011

Short Term Investments	4,514	—	—	4,514

Fund Total	$209,253	$—	$—	$209,253
JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$192,704	$—	$—	$192,704
Rights	—	—	—	—
Short Term Investments	4,772	—	—	4,772

Fund Total	$197,476	$—	$—	$197,476
JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks	$927,832	$—	$—	$927,832
Other Equity Interests	—	4	—	4
Short Term Investments	29,226	—	—	29,226

Fund Total	$957,058	$4	$—	$957,062
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$355,177	$—	$—	$355,177
Short Term Investments	4,504	—	—	4,504

Fund Total	$359,681	$—	$—	$359,681

As of March 31, 2011, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Management Nasdaq 25 Fund	$218,937	$27,768	$(6,190)	$21,578
JNL/Mellon Capital Management Value Line 30 Fund	837,041	87,233	(41,703)	45,530
JNL/Mellon Capital Management Dow Dividend Fund	291,294	16,649	(6,425)	10,224
JNL/Mellon Capital Management S&P 24 Fund	405,309	32,093	(2,422)	29,671
JNL/Mellon Capital Management 25 Fund	558,807	17,565	(2,868)	14,697
JNL/Mellon Capital Management Select Small-Cap Fund	277,155	31,822	(1,170)	30,652
JNL/Mellon Capital Management JNL 5 Fund	3,533,816	374,083	(130,090)	243,993
JNL/Mellon Capital Management VIP Fund	294,547	31,393	(10,045)	21,348
JNL/Mellon Capital Management JNL Optimized 5 Fund	442,733	39,382	(20,462)	18,920
JNL/Mellon Capital Management S&P SMid 60 Fund	412,910	48,327	(9,457)	38,870
JNL/Mellon Capital Management NYSE International 25 Fund	167,868	3,055	(12,249)	(9,194)
JNL/Mellon Capital Management Communications Sector Fund	62,819	3,646	(1,803)	1,843
JNL/Mellon Capital Management Consumer Brands Sector Fund	71,176	8,157	(2,290)	5,867
JNL/Mellon Capital Management Financial Sector Fund	213,750	11,669	(16,166)	(4,497)
JNL/Mellon Capital Management Healthcare Sector Fund	202,528	10,393	(15,445)	(5,052)
JNL/Mellon Capital Management Oil & Gas Sector Fund	786,022	193,508	(22,468)	171,040
JNL/Mellon Capital Management Technology Sector Fund	309,655	64,374	(14,348)	50,026

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.	Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ MARK D. NERUD
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MARK D. NERUD
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2011

By:	/s/ DANIEL W. KOORS
Daniel W. Koors
Principal Financial Officer

Date:	May 27, 2011

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.